    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2003.


                                        REGISTRATION NOS. 333-90243 AND 811-6459
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------



                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6                      [X]
                                      AND



                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 37                             [X]

                            ------------------------


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)


                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR


                          PENNINGTON, NEW JERSEY 08534

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:

                                 (609) 274-6900

                            ------------------------


NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  SUTHERLAND ASBILL & BRENNAN LLP
MERRILL LYNCH LIFE INSURANCE COMPANY       1275 PENNSYLVANIA AVENUE, N.W.
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        WASHINGTON, D.C. 20004-2415
PENNINGTON, NEW JERSEY 08534


It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
        (date)


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on  __________ pursuant to paragraph (a)(1) of Rule 485
        (date)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-12
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


MAY 1, 2003

     Merrill Lynch Life Variable Annuity Separate Account A (the "Account")

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Account. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:

-  MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
      -  Basic Value V.I. Fund

      -  Core Bond V.I. Fund

      -  Domestic Money Market V.I. Fund
      -  Fundamental Growth V.I. Fund
      -  Government Bond V.I. Fund
      -  Index 500 V.I. Fund

      -  Small Cap Value V.I. Fund


-  MLIG VARIABLE INSURANCE TRUST


      -  Roszel/Delaware Trend Portfolio


      -  Roszel/JP Morgan Small Cap Growth Portfolio


      -  Roszel/Lord Abbett Affiliated Portfolio


      -  Roszel/Lord Abbett Bond Debenture Portfolio


      -  Roszel/Lord Abbett Mid Cap Value Portfolio


      -  Roszel/PIMCO CCM Capital Appreciation Portfolio


      -  Roszel/PIMCO Small Cap Value Portfolio


      -  Roszel/Seligman Mid Cap Growth Portfolio

-  AIM VARIABLE INSURANCE FUNDS
      -  AIM V.I. International Growth Fund
      -  AIM V.I. Premier Equity Fund

-  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


      -  AllianceBernstein Growth and Income Portfolio


      -  AllianceBernstein Premier Growth Portfolio

-  DAVIS VARIABLE ACCOUNT FUND, INC.
      -  Davis Value Portfolio

-  MERCURY VARIABLE TRUST

      -  Mercury International Value V.I. Fund
-  MFS(R) VARIABLE INSURANCE TRUST(SM)
      -  MFS Emerging Growth Series

-  PIMCO VARIABLE INSURANCE TRUST

      -  Total Return Portfolio
-  SELIGMAN PORTFOLIOS, INC.
      -  Seligman Small-Cap Value Portfolio
-  VAN KAMPEN LIFE INVESTMENT TRUST
      -  Emerging Growth Portfolio

The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. Any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age
59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?

THIS ANNUITY DOES NOT IMPOSE ANY SALES CHARGES -- ON EITHER PURCHASES OR WITHDRAWALS. However, we impose a number of other charges, including an asset-based insurance charge. We provide more details on this charge, as well as a description of all other charges, later in the Prospectus.
                            ------------------------


This Prospectus contains information about the Contract and the Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Account. We have filed the Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The Table of Contents for this Statement of Additional Information is found on page 45 of this Prospectus.


The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC., MLIG VARIABLE INSURANCE TRUST, AIM VARIABLE INSURANCE FUNDS, ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., DAVIS VARIABLE ACCOUNT FUND, INC., MERCURY VARIABLE TRUST, MFS(R) VARIABLE INSURANCE TRUST(SM), PIMCO VARIABLE INSURANCE TRUST, SELIGMAN PORTFOLIOS, INC., AND VAN KAMPEN LIFE INVESTMENT TRUST MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................     7
CAPSULE SUMMARY OF THE CONTRACT.............................     7
  Premiums..................................................     8
  The Account...............................................     8
  The Funds Available For Investment........................     8
  Fees and Charges..........................................     9
     Asset-Based Insurance Charge...........................     9
     Contract Fee...........................................     9
     Estate Enhancer Charge.................................     9
     Premium Taxes..........................................     9
     Fund Expenses..........................................     9
  Transfers Among Subaccounts...............................     9
  Withdrawals...............................................    10
  Death Benefit.............................................    10
  Annuity Payments..........................................    10
  Ten Day Review............................................    11
  Replacement of Contracts..................................    11
FEE TABLE...................................................    11
YIELDS AND TOTAL RETURNS....................................    13
MERRILL LYNCH LIFE INSURANCE COMPANY........................    14
THE ACCOUNT.................................................    14
  Segregation of Account Assets.............................    14
  Number of Subaccounts; Subaccount Investments.............    14
INVESTMENTS OF THE ACCOUNT..................................    15
  General Information and Investment Risks..................    15
  Merrill Lynch Variable Series Funds, Inc. ................    15
     Basic Value V.I. Fund..................................    15
     Core Bond V.I. Fund....................................    16
     Domestic Money Market V.I. Fund........................    16
     Fundamental Growth V.I. Fund...........................    16
     Government Bond V.I. Fund..............................    16
     Index 500 V.I. Fund....................................    16
     Small Cap Value V.I. Fund..............................    16
  MLIG Variable Insurance Trust.............................    16
     Roszel/Delaware Trend Portfolio........................    16
     Roszel/JP Morgan Small Cap Growth Portfolio............    16
     Roszel/Lord Abbett Affiliated Portfolio................    16
     Roszel/Lord Abbett Bond Debenture Portfolio............    16
     Roszel/Lord Abbett Mid Cap Value Portfolio.............    17
     Roszel/PIMCO CCM Capital Appreciation Portfolio........    17
     Roszel/PIMCO Small Cap Value Portfolio.................    17
     Roszel/Seligman Mid Cap Growth Portfolio...............    17
  AIM Variable Insurance Funds..............................    17
     AIM V.I. International Growth Fund.....................    17
     AIM V.I. Premier Equity Fund...........................    17
  AllianceBernstein Variable Products Series Fund, Inc. ....    17
     AllianceBernstein Growth and Income Portfolio..........    18
     AllianceBernstein Premier Growth Portfolio.............    18
  Davis Variable Account Fund, Inc. ........................    18
     Davis Value Portfolio..................................    18
  Delaware VIP Trust........................................    18
     Delaware VIP Trend Series..............................    18
  Mercury Variable Trust....................................    18
     Mercury International Value V.I. Fund..................    19

                                                              PAGE
                                                              ----
  MFS(R) Variable Insurance Trust(SM).......................    19
     MFS Emerging Growth Series.............................    19
     MFS Investors Trust Series.............................    19
  PIMCO Variable Insurance Trust............................    19
     Total Return Portfolio.................................    19
  Seligman Portfolios, Inc. ................................    19
     Seligman Small-Cap Value Portfolio.....................    20
  Van Kampen Life Investment Trust..........................    20
     Emerging Growth Portfolio..............................    20
  Purchases and Redemptions of Fund Shares; Reinvestment....    20
  Material Conflicts, Substitution of Investments and
     Changes to the Account.................................    20
CHARGES AND DEDUCTIONS......................................    21
  Asset-Based Insurance Charge..............................    21
  Contract Fee..............................................    21
  Estate Enhancer Charge....................................    22
  Other Charges.............................................    22
     Transfer Charges.......................................    22
     Tax Charges............................................    22
     Fund Expenses..........................................    22
     Premium Taxes..........................................    22
FEATURES AND BENEFITS OF THE CONTRACT.......................    22
  Ownership of The Contract.................................    22
  Issuing the Contract......................................    23
     Issue Age..............................................    23
     Information We Need To Issue The Contract..............    23
     Ten Day Right to Review................................    23
  Premiums..................................................    23
     Minimum and Maximum Premiums...........................    23
     How to Make Payments...................................    24
     Automatic Investment Feature...........................    24
     Premium Investments....................................    24
  Accumulation Units........................................    24
     How Are My Contract Transactions Priced?...............    25
     How Do We Determine The Number of Units?...............    25
  Death of Annuitant Prior to Annuity Date..................    26
  Transfers Among Subaccounts...............................    26
  Dollar Cost Averaging Program.............................    26
     What Is It?............................................    26
     Participating in the DCA Program.......................    26
     Minimum Amounts........................................    27
     When Do We Make DCA Transfers?.........................    27
  Asset Allocation Program..................................    27
  Rebalancing Program.......................................    28
  Withdrawals and Surrenders................................    28
     When and How Withdrawals are Made......................    28
     Minimum Amounts........................................    28
     Systematic Withdrawal Program..........................    29
     Surrenders.............................................    29
  Payments to Contract Owners...............................    29
  Contract Changes..........................................    29
  Death Benefit.............................................    30
     General................................................    30
     Spousal Continuation...................................    30
     Calculation of Death Benefit...........................    30
     Maximum Anniversary Value..............................    31
  Estate Enhancer Benefit...................................    31

                                                              PAGE
                                                              ----
  Annuity Payments..........................................    32
  Annuity Options...........................................    33
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................    34
     Payments of a Fixed Amount.............................    34
     Payments for a Fixed Period............................    34
     Life Annuity...........................................    34
     Life Annuity With Payments Guaranteed for 5, 10, 15, or
      20 Years..............................................    34
     Life Annuity With Guaranteed Return of Contract
      Value.................................................    34
     Joint and Survivor Life Annuity........................    35
     Joint and Survivor Life Annuity with Payments
      Guaranteed for 5, 10, 15, or 20 Years.................    35
     Individual Retirement Account Annuity..................    35
  Gender-Based Annuity Purchase Rates.......................    35
FEDERAL INCOME TAXES........................................    35
  Federal Income Taxes......................................    35
  Tax Status of the Contract................................    36
     Diversification Requirements...........................    36
     Owner Control..........................................    36
     Required Distributions.................................    36
  Taxation of Annuities.....................................    36
     In General.............................................    36
     Withdrawals and Surrenders.............................    37
     Annuity Payments.......................................    37
     Taxation of Death Benefit Proceeds.....................    37
  Penalty Tax on Some Withdrawals...........................    37
  Transfers, Assignments, or Exchanges of a Contract........    38
  Withholding...............................................    38
  Multiple Contracts........................................    38
  Possible Changes In Taxation..............................    38
  Possible Charge For Our Taxes.............................    38
  Foreign Tax Credits.......................................    38
  Taxation of Qualified Contracts...........................    38
  Individual Retirement Annuities...........................    39
     Traditional IRAs.......................................    39
     Roth IRAs..............................................    39
     Other Tax Issues For IRAs and Roth IRAs................    39
  Tax Sheltered Annuities...................................    39
OTHER INFORMATION...........................................    40
  Notices and Elections.....................................    40
  Voting Rights.............................................    40
  Reports to Contract Owners................................    41
  Selling the Contract......................................    41
  State Regulation..........................................    42
  Legal Proceedings.........................................    42
  Experts...................................................    42
  Legal Matters.............................................    42
  Registration Statements...................................    42
ACCUMULATION UNIT VALUES....................................    43
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    45
APPENDIX A..................................................   A-1
APPENDIX B..................................................   B-1

                                  DEFINITIONS

accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

annuitant: Annuity payments may depend upon the continuation of a person's life. That person is called the annuitant.

annuity date: The date on which annuity payments begin.

attained age: The age of a person on the contract date plus the number of full contract years since the contract date.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The yearly anniversary of the contract date.

contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

contract value: The value of your interest in the Account.

contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.

Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.


qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b) or 408 of the IRC.


tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of business on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

Contracts issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract or any endorsements, contact our Service Center.


The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

The tax advantages typically provided by a variable annuity are already available with tax-qualified plans, such as IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income benefits), before you purchase the Contract in a tax-qualified plan.


We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.


For information concerning compensation paid for the sale of Contracts, see "Selling the Contract."

PREMIUMS


Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $25,000. Subsequent premiums generally must be $100 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature".


THE ACCOUNT


As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll put the money into the subaccounts you've selected. In Pennsylvania, however, we won't wait 14 days. Instead, we'll invest your premium immediately in the subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.


THE FUNDS AVAILABLE FOR INVESTMENT

- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     - Basic Value V.I. Fund

     - Core Bond V.I. Fund

     - Domestic Money Market V.I. Fund
     - Fundamental Growth V.I. Fund
     - Government Bond V.I. Fund
     - Index 500 V.I. Fund

     - Small Cap Value V.I. Fund


- MLIG VARIABLE INSURANCE TRUST


     - Roszel/Delaware Trend Portfolio


     - Roszel/JP Morgan Small Cap Growth Portfolio


     - Roszel/Lord Abbett Affiliated Portfolio


     - Roszel/Lord Abbett Bond Debenture Portfolio


     - Roszel/Lord Abbett Mid Cap Value Portfolio


     - Roszel/PIMCO CCM Capital Appreciation Portfolio


     - Roszel/PIMCO Small Cap Value Portfolio


     - Roszel/Seligman Mid Cap Growth Portfolio


- AIM VARIABLE INSURANCE FUNDS

     - AIM V.I. International Growth Fund
     - AIM V.I. Premier Equity Fund

- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


     - AllianceBernstein Growth and Income Portfolio


     - AllianceBernstein Premier Growth Portfolio

- DAVIS VARIABLE ACCOUNT FUND, INC.
     - Davis Value Portfolio

- MERCURY VARIABLE TRUST

     - Mercury International Value V.I. Fund
- MFS(R) VARIABLE INSURANCE TRUST(SM)
     - MFS Emerging Growth Series

- PIMCO VARIABLE INSURANCE TRUST

     - Total Return Portfolio
- SELIGMAN PORTFOLIOS, INC.
     - Seligman Small-Cap Value Portfolio
- VAN KAMPEN LIFE INVESTMENT TRUST
     - Emerging Growth Portfolio

We have closed the subaccounts investing in the Delaware VIP Trend Series of the Delaware VIP Trust and the MFS Investors Trust Series of the MFS(R) Variable Insurance Trust(SM) to allocations of new premium payments and transfers of contract value.


If you want detailed information about the investment objectives of the Funds, see "Investments of the Account" and the prospectuses for the Funds.

FEES AND CHARGES

  ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge of 1.59% annually to cover certain risks. It will never exceed 1.59% annually.

The asset-based insurance charge compensates us for:

     - costs associated with the establishment and administration of the Contract;

     - mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

     - expense risks we assume to cover Contract maintenance expenses.

We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  CONTRACT FEE

We impose a $40 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract only if the greater of contract value, or premiums less withdrawals, is less than $25,000. Accordingly, if your withdrawals have not decreased your investment in the Contract below $25,000, we will not impose this annual fee. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

  ESTATE ENHANCER CHARGE

If you elect the Estate Enhancer benefit, we impose an annual charge of 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. A pro rata amount of this charge is collected upon termination of the rider or the Contract. We won't deduct this charge after the annuity date.

  PREMIUM TAXES

On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%. In some jurisdictions, we deduct a charge for premium taxes from any withdrawal, surrender, or death benefit payment.

  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES AND DEDUCTIONS".

TRANSFERS AMONG SUBACCOUNTS


Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. However, the Delaware VIP Trend Subaccount and the MFS Investors Trust Subaccount are closed to transfers of contract value from other subaccounts. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See "Transfers".)


Several specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

     - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in fund share prices over time. (See "Dollar Cost Averaging Program".) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

     - Second, through participation in the Asset Allocation Program, you may select one of five asset allocation models. Your contract value is rebalanced quarterly based on the asset allocation model selected. (See "Asset Allocation Program".)

     - Third, you may choose to participate in a Rebalancing Program where we automatically reallocate your contract value quarterly in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program".)

WITHDRAWALS

You can withdraw money from the Contract six times each contract year. Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. These systematic withdrawals are in addition to the annual six withdrawals permitted under the Contract. For more information, see "Systematic Withdrawal Program".

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if you die before the annuity date.

If you are under age 80 when the Contract is issued, the death benefit equals the greatest of premiums less adjusted withdrawals, the contract value, or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract. If you are age 80 or over when the Contract is issued, the death benefit equals the greater of premiums less adjusted withdrawals or the contract value.

In all states except Washington, Minnesota, and Illinois, contract owners may elect the Estate Enhancer benefit for an additional annual charge. The Estate Enhancer benefit is an optional rider that pays, on the death of the owner, a benefit that provides proceeds that may be used to defray some or all of the expenses attributable to death benefit proceeds paid under the Contract. The Estate Enhancer benefit provides coverage in addition to the Contract's guaranteed minimum death benefit. The Estate Enhancer benefit is not available if you are age 76 or older. If you elect the Estate Enhancer benefit, you cannot cancel it. Existing contract owners are being provided with an opportunity to elect the Estate Enhancer benefit on the first contract anniversary following availability of the Estate Enhancer benefit in their state.

You can find more detailed information about the death benefit and the Estate Enhancer benefit, and how they are calculated, including age limitations that apply, under "Death Benefit".

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS

Annuity payments begin on the annuity date and are made under the annuity option you select. You may select an annuity date that cannot be later than the annuitant's 90th birthday (89th birthday in New Jersey). If you do not select an annuity date, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday (89th birthday in New Jersey). The annuity date for IRA or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2.

Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

TEN DAY REVIEW

When you receive the Contract, read it carefully to make sure it's what you want. Generally, within 10 days after you receive the Contract, you may return it for a refund. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract.

REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.


You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.



                                   FEE TABLE



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.



            CONTRACT OWNER TRANSACTION EXPENSES
            -----------------------------------
Sales Load Imposed on Premiums..............................    None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)................................................    None
Transfer Fee(1).............................................     $25



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.



         PERIODIC CHARGES OTHER THAN FUND EXPENSES
         -----------------------------------------
Annual Contract Fee(2)......................................     $40
Separate Account Annual Expenses (as a % of average Separate
  Account value) Current and Maximum Asset-Based Insurance
  Charge....................................................   1.59%
Annual Charge for Optional Rider:
  Estate Enhancer Charge(3).................................   0.25%


---------------


(1) There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.



(2) The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $25,000.



(3) The Estate Enhancer charge will be assessed annually at the end of each contract year based on the average of your contract values as of the end of each of the prior four contract quarters. We also impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



             RANGE OF EXPENSES FOR THE FUNDS(4)               MINIMUM        MAXIMUM
             ----------------------------------               -------        -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................   0.40%     -    4.67%
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses -- after any
  contractual waivers or reimbursements of fees and
  expenses)(5)..............................................   0.40%     -    1.25%


---------------


(4) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002 or estimated for the current year. Current or future expenses may be greater or less than those shown.



(5) The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive fund expenses above a specified threshold for a limited period of time ending no earlier than December 31, 2003. For more information about these arrangements, consult the prospectuses for the Funds.



EXAMPLE



This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account Annual Expenses, the Estate Enhancer charge, and Annual Fund Operating Expenses.



The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



If you surrender, annuitize, or remain invested in the Contract at the end of the applicable time period:



     Assuming the maximum fees and expenses of any Fund, your costs would be:



1 YEAR        3 YEARS        5 YEARS        10 YEARS
------        -------        -------        --------
 $319         $1,656         $2,950          $6,006



     Assuming the minimum fees and expenses of any Fund, your costs would be:



1 YEAR        3 YEARS        5 YEARS        10 YEARS
------        -------        -------        --------
 $232          $715          $1,225          $2,622



Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.



The Examples do not reflect the $40 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible. They assume the Estate Enhancer benefit is elected and reflect the annual charge of 0.25% of the average contract value at the end of the four prior contract quarters. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.



THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.



Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                            YIELDS AND TOTAL RETURNS


From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yield of the ML Domestic Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a subaccount (besides the ML Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Ranking services we may use as sources of performance comparison are Lipper, VARDS, CDA/Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.


Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the S&P 600 Barra Growth Index, the S&P 500 Barra Value Index, the Morgan Stanley EAFE Index(R), the Russell 1000 Index(R), the Russell 2000 Index(R), and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio. Other sources of performance comparison that we may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNT

The Merrill Lynch Life Variable Annuity Separate Account A (the "Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Account on August 6, 1991. It is governed by Arkansas law, our state of domicile. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account meets the definition of a separate account under the federal securities laws. The Account's assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Account. The Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If the Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in the Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Account be charged with any liabilities of other separate accounts.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 25 subaccounts currently available through the Account. Two subaccounts previously available through the Account (the Delaware VIP Trend Subaccount and the MFS Investors Trust Subaccount) are closed to allocations of premiums and contract value. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds"); the MLIG Variable Insurance Trust (the "MLIG Trust"); the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the AllianceBernstein Variable Products Series Fund, Inc. (the "AllianceBernstein Fund"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Delaware VIP Trust (the "Delaware Trust"); the Mercury Variable Trust (the "Mercury Trust"); the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"); the PIMCO Variable Insurance Trust (the "PIMCO VIT Trust"); the Seligman Portfolios, Inc. (the "Seligman Portfolios"); or the Van Kampen Life Investment Trust (the "Van Kampen Trust"). Additional subaccounts may be added or closed in the future.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of the similarly named fund available through the Contract.


                           INVESTMENTS OF THE ACCOUNT

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.

The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of 7 of its separate investment mutual fund portfolios under the Contract.



Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Variable Series Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd., (all of which may operate under the name, "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $439.6 billion in investment company and other portfolio assets under management as of February, 2003. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets. A summary of the investment objective and strategy for each Fund is set forth below.



BASIC VALUE V.I. FUND. This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

CORE BOND V.I. FUND. This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in fixed income securities of any kind rated investment grade, or, if unrated, of comparable quality.



DOMESTIC MONEY MARKET V.I. FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. Although the Domestic Money Market V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Domestic Money Market V.I. Subaccount also may become extremely low and possibly negative.



FUNDAMENTAL GROWTH V.I. FUND. This Fund seeks long-term growth of capital. The Fund purchases primarily common stocks of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. The Fund will invest at least 65% of its total assets in equity securities.



GOVERNMENT BOND V.I. FUND. This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.



INDEX 500 V.I. FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index(R)").



SMALL CAP VALUE V.I. FUND. This Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Fund believes have special investment value.



MLIG VARIABLE INSURANCE TRUST



The MLIG Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of 8 of its separate investment portfolios under the Contract. Roszel Advisors, LLC ("Roszel Advisors") is the investment manager of the MLIG Trust and each of its portfolios. As investment manager, Roszel Advisors is responsible for overall management of the MLIG Trust and for retaining subadvisers to manage the assets of each portfolio according to its investment objective and strategies. The subadviser for each portfolio is listed below.



Roszel Advisors and each subadviser are registered as investment advisers under the Investment Advisers Act of 1940. Roszel Advisors is an indirect subsidiary of Merrill Lynch & Co., Inc. Roszel Advisors' principal business address is 1300 Merrill Lynch Drive, Pennington, New Jersey 08534. As the investment manager, it is paid fees by the Funds for its services. Roszel Advisors pays all subadvisory fees, not the Fund. A summary of the investment objective and strategy for each Fund is set forth below.



ROSZEL/DELAWARE TREND PORTFOLIO. This Fund seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing at least 65% of its total assets in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is Delaware Management Company.



ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is J.P. Morgan Fleming Asset Management (USA) Inc.



ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO. This Fund seeks long-term capital appreciation and income. The Fund pursues its investment objective by investing primarily in large capitalization equity securities of seasoned U.S. and multinational companies that the adviser believes are undervalued by the market. The subadviser for the Fund is Lord, Abbett & Co. LLC.



ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO. This Fund seeks a high total return through both income and capital appreciation. The Fund invests primarily in a wide variety of income-bearing securities including convertible bonds and debt securities with equity warrants. The subadviser for the Fund is Lord, Abbett & Co. LLC.



ROSZEL/LORD ABBETT MID CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities (generally, those with capitalizations between $500 million and $10 billion) that the adviser believes are undervalued by the market. The subadviser for the Fund is Lord, Abbett & Co. LLC.



ROSZEL/PIMCO CCM CAPITAL APPRECIATION PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing at least 65% of its total assets in large capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadvisers for the Fund are PIMCO Advisors Retail Holdings LLC and Cadence Capital Management LLC.



ROSZEL/PIMCO SMALL CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes are undervalued by the market. The subadvisers for the Fund are PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P.



ROSZEL/SELIGMAN MID CAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The subadviser for the Fund is
J. & W. Seligman & Co. Incorporated.


AIM VARIABLE INSURANCE FUNDS


The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Series I shares of two of its separate investment portfolios under the Contract.



A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the AIM V.I. Funds. AIM has acted as an investment adviser since its organization in 1976. Today AIM, together with its subsidiaries, advises or manages over 190 investment portfolios, including the Funds, encompassing a broad range of investment objectives. As the investment adviser, AIM is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.



AIM V.I. INTERNATIONAL GROWTH FUND. This Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.



AIM V.I. PREMIER EQUITY FUND. This Fund seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund invests normally at least 80% of its net assets in equity securities including convertible securities. The Fund may also invest in preferred stocks or debt instruments that have prospects for growth of capital.



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (FORMERLY, ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.)



The AllianceBernstein Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of two of its separate investment portfolios under the Contract. Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the AllianceBernstein Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the investment adviser, Alliance is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.


ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO. This Fund seeks reasonable current income and reasonable opportunity for appreciation through investing primarily in dividend-paying stocks of good quality.



ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.


DAVIS VARIABLE ACCOUNT FUND, INC.


The Davis Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers shares of one of its portfolios, the Davis Value Portfolio, under the Contract. Davis Selected Advisers, LP ("Davis Advisers"), located at 2949 East Elvira Road, Tucson, Arizona 85706, is the investment adviser to the Davis Value Portfolio. As the investment adviser, Davis Advisers is paid fees by the Fund for its services. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY"), located at 609 Fifth Avenue, New York, New York 10017 serves as the subadviser to the Davis Value Portfolio. Davis Advisers-NY is a wholly owned subsidiary of Davis Advisers. Davis Advisers pays the subadvisory fee, not the Davis Value Portfolio. A summary of the investment objective and strategy for the Fund is set forth below.



DAVIS VALUE PORTFOLIO. This Fund seeks to provide long-term growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $10 billion. These companies are selected based on their potential for long-term growth, long-term return, and minimum risk.



DELAWARE VIP TRUST



The Delaware Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Standard Class Shares in one of its investment portfolios, the Delaware VIP Trend Series, under the Contract. Delaware Management Company, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as the investment adviser to the Delaware VIP Trend Series. As the investment adviser, Delaware Management Company is paid fees by the Fund for its services. Until April 30, 2004, Delaware Management Company has agreed to waive its management fee and reimburse the Delaware VIP Trend Series for expenses to the extent that total expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, will not exceed 0.95%. Delaware Management Company is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. A summary of the investment objective and strategy for the Fund is set forth below.



DELAWARE VIP TREND SERIES. This Fund seeks long-term capital appreciation. The Fund invests primarily in stocks of small, growth-oriented or emerging companies that Fund management believes are responsive to changes within the marketplace and which Fund management believes have fundamental characteristics to support continued growth.



The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on April 30, 2003.



MERCURY VARIABLE TRUST



The Mercury Trust, a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. The Mercury Trust is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies. It currently offers shares of one of its portfolios, the Mercury International Value V.I. Fund, under the Contract.


Mercury Advisors, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as the investment adviser to the Mercury International Value V.I. Fund and generally administers the affairs of the Mercury Trust. As the investment adviser, Mercury Advisors is paid fees by the Fund for its services. Merrill Lynch

Asset Management, U.K. Limited ("MLAM U.K."), located at Ropemaker Place, 25 Ropemaker Street, London, England E2Y 9LY, serves as the subadviser to the Mercury International Value V.I. Fund. MLAM U.K. is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. Mercury Advisors pays the subadvisory fee, not the Mercury International Value V.I. Fund. A summary of the investment objective and strategy for the Fund is set forth below.


MERCURY INTERNATIONAL VALUE V.I. FUND. The Fund's investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Mercury Advisors follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus would have a lower price than their true worth.


MFS(R) VARIABLE INSURANCE TRUST(SM)


The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Initial Class shares of two of its separate investment portfolios under the Contract, one of which is closed to allocations of premiums and contract value.



MFS(R) Investment Management ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each Fund of MFS Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). As the investment adviser, MFS is paid fees by the Fund for its services. A summary of the investment objective and strategy for each Fund is set forth below.


MFS EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies. These companies are companies that the Fund's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS INVESTORS TRUST SERIES. This Fund seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income. Under normal conditions, the Fund invests at least 65% of its net assets in common stock and related securities. Although the Fund may invest in companies of any size, it primarily invests in companies with larger market capitalizations and attractive valuations based on current and expected earnings or cash flow.


The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on April 30, 2003.


PIMCO VARIABLE INSURANCE TRUST


The PIMCO VIT Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Administrative Class shares of one of its portfolios, the Total Return Portfolio, under the Contract. Pacific Investment Management Company LLC ("PIMCO"), located at 840 Newport Center Drive, Suite 300 Newport Beach, California 92660, serves as the investment adviser to the Total Return Portfolio. PIMCO is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. As the investment adviser, PIMCO is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.



TOTAL RETURN PORTFOLIO. This Fund seeks to maximize total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.


SELIGMAN PORTFOLIOS, INC.


The Seligman Portfolios is registered with the Securities and Exchange Commission as an open-end diversified management investment company. It currently offers Class 1 shares of one of its portfolios, the

Seligman Small-Cap Value Portfolio, under the Contract. J. & W. Seligman & Co. Incorporated ("Seligman"), located at 100 Park Avenue, New York, New York 10017 serves as the investment adviser to the Seligman Small-Cap Value Portfolio. As the investment adviser, Seligman is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.



SELIGMAN SMALL-CAP VALUE PORTFOLIO. This Fund seeks long-term capital appreciation. Generally, the Fund invests at least 80% of its net assets in the common stocks of "value" companies with small market capitalization of up to $2 billion at the time of purchase that the Fund manager believes have been undervalued, either historically, by the market, or by their peers.


VAN KAMPEN LIFE INVESTMENT TRUST


The Van Kampen Trust is registered with the Securities and Exchange Commission as a diversified open-end management company. It currently offers Class I shares of one of its separate investment portfolios, the Emerging Growth Portfolio, under the Contract. Van Kampen Asset Management Inc. ("Van Kampen Management") is the portfolio's investment adviser. Van Kampen Management is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555, and is a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $66 billion under management or supervision as of March 31, 2003. Van Kampen Funds Inc., the distributor of the Fund, is also a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. As the investment adviser, Van Kampen Management is paid fees by the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.



EMERGING GROWTH PORTFOLIO. The investment objective of the Fund is to seek capital appreciation. Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing at least 65% of the Fund's total assets in a portfolio of common stocks of emerging growth companies.


PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Account are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE ACCOUNT

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.


We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to the Account, eliminate subaccounts in the Account, deregister the Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.


                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits.

ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge on the Account that equals 1.59% annually. It will never exceed 1.59%.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment, administration, and distribution of the Contract, including programs like transfers and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, administration, and distribution, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit.

CONTRACT FEE

We may charge a $40 contract fee at the end of each contract year. We will only impose this fee if the greater of contract value, or premiums less withdrawals, is less than $25,000. Accordingly, if you have not made any withdrawals from your Contract (or your withdrawals have not decreased your investment in the Contract below $25,000), we will not impose this annual fee.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

     - We deduct this fee from your contract value at the end of each contract year that occurs on or before the annuity date.

     - We deduct this fee from your contract value if you surrender the contract on any date other than a contract anniversary.

     - We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.


Currently, a contract owner of more than three of these Contracts will be assessed no more than $120 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

ESTATE ENHANCER CHARGE

If you elect Estate Enhancer, we deduct a charge annually at the end of each contract year equal to 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. We won't deduct this charge after the annuity date. We will impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider between contract anniversaries. We deduct this charge regardless of whether the Estate Enhancer benefit has any value.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", "Rebalancing Program", and "Transfers".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Account any taxes imposed on the Account's investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

     PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If your Contract is held in a qualified plan, you should consult with a qualified tax adviser regarding these designations.


If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the death benefit.


Only spouses may be co-owners of the Contract, except in Pennsylvania, New Jersey, and Oregon. In addition, when the Contract is issued in exchange for another contract that was co-owned by non-spouses, the Contract will be issued with non-spousal co-owners. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. Qualified Contracts may not have co-owners.



You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)


ISSUING THE CONTRACT

     ISSUE AGE


You can buy a nonqualified Contract if you (and any co-owner) are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old (89 in New Jersey) when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met.


     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW

When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To get a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For contracts issued in Pennsylvania, we'll refund the contract value as of the date the Contract is returned.

PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS


The initial premium payment must be $25,000 or more. Subsequent premium payments generally must each be $100 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject premium payments for any other reason.



The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA or purchased through an established IRA or Roth IRA custodial account with MLPF&S. Federal law limits maximum annual contributions to qualified Contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under IRA Contracts held in custodial accounts with MLPF&S where you're transferring the complete cash balance of such account into a Contract.


     HOW TO MAKE PAYMENTS

You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

     AUTOMATIC INVESTMENT FEATURE

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $100. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this program at any time.

     PREMIUM INVESTMENTS


For the first 14 days following the contract date, we'll hold all premiums in the ML Domestic Money Market V.I. Subaccount. After the 14 days, we'll reallocate the contract value to the subaccounts you selected. (In Pennsylvania, we'll invest all premiums as of the contract date in the subaccounts you selected.)



Currently, you may allocate your premium among 18 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the ML Basic Value V.I. Subaccount, 58% allocated to the ML Government Bond V.I. Subaccount, and 30% allocated to the ML Index 500 V.I. Subaccount. However, you may not allocate 33 1/3% to the ML Basic Value V.I. Subaccount and 66 2/3% to the ML Government Bond V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?


We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any Estate Enhancer charge, any transfer charge, and any premium taxes due, units are redeemed.


                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which a premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any Estate Enhancer charge, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Account or any charge that may be assessed against the Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE


If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS AMONG SUBACCOUNTS

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", and "Rebalancing Program".) We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.


You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. We will consider telephone transfer requests received after 4:00 p.m. (ET) to be received the following business day.



An excessive number of transfers, including short-term "market timing" transfers, may adversely affect the performance of the underlying fund in which a subaccount invests. If, in our sole opinion, a pattern of excessive transfers develops, we reserve the right not to process a transfer request. We also reserve the right not to process a transfer request when the sale or purchase of shares of a Fund is not reasonably practicable due to actions taken or limitations imposed by the Fund. We will notify any affected contract owner in a timely manner of any actions we take to restrict their ability to make transfers.


DOLLAR COST AVERAGING PROGRAM

     WHAT IS IT?


The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.


If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select.

If you choose the Asset Allocation Program or the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     PARTICIPATING IN THE DCA PROGRAM


You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA

Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.


     MINIMUM AMOUNTS

To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue the program.

     WHEN DO WE MAKE DCA TRANSFERS?


You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 14 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.


ASSET ALLOCATION PROGRAM

Under the Asset Allocation Program, we will allocate your premiums and rebalance your contract value quarterly according to an asset allocation model you select based on your investment goals and risk tolerance. There are currently five asset allocation models to choose from:

     - Capital Preservation

     - Current Income

     - Income and Growth

     - Long-Term Growth

     - Aggressive Growth

Each model identifies specific subaccounts and the percentage of premium or contract value which should be allocated to each of those subaccounts. We may periodically adjust the composition of each model. Any adjustments become effective at the end of the calendar quarter.

The asset allocation models are not recommendations, have not been designed with your specific financial circumstances in mind, and may not be appropriate for any particular individual. There may be other allocations that would be more appropriate to satisfy your needs and goals.

After you elect the Asset Allocation Program, we allocate your premium in accordance with your selected model. On the last business day of each calendar quarter, we automatically reallocate your contract value to maintain the subaccounts and percentages for your selected model.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance,

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums, and

     - any adjustments we make to your selected model.


The Asset Allocation Program can be elected at issue or at any time after issue. You may elect the Asset Allocation Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Asset Allocation Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with your selected model. The asset allocation model that you select under the program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly.

You may change your selected model at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.


We reserve the right to make changes to this program at any time. If you choose the Rebalancing Program or the DCA Program, you cannot use the Asset Allocation Program.

REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. On the last business day of each calendar quarter, we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance, and

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.


The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.


We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot use the Rebalancing Program.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may make lump-sum withdrawals from the Contract up to six times per contract year. In addition, you may make systematic withdrawals, discussed below. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".)


Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or by telephone, once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. We will consider telephone withdrawal requests received after 4:00 p.m. (ET) to be received the following business day.


     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

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

     SYSTEMATIC WITHDRAWAL PROGRAM

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. These systematic withdrawals are in addition to the six lump-sum withdrawals permitted each year under the Contract. We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

     SURRENDERS


At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable contract fee, minus any applicable Estate Enhancer charge, and minus any applicable charge for premium taxes. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age
59 1/2, may also be subject to a 10% federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)


PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Account or to determine the value of the Account's assets;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.

If you change the owner or annuitant on a nonqualified Contract, the new owner must be less than 90 years old, and the new annuitant must be less than 90 years old (89 in New Jersey). For qualified Contracts, if you change the owner or annuitant, the new owner or annuitant must be less than 70 1/2 years old.

DEATH BENEFIT

     GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit to the beneficiary if you die before the annuity date. (If an owner is a non-natural person, then the death of the annuitant will be treated as the death of the owner.)


We will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, federal tax law generally requires us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)


We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum.

Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds".)

     SPOUSAL CONTINUATION


If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date (except under tax sheltered annuities). Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount will be increased by the ratio of your contract value in each subaccount to your contract value prior to the increase.


     CALCULATION OF DEATH BENEFIT

Maximum Anniversary Value Death Benefit. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are under age 80 on the contract date, the death benefit is the greatest of:

     (i) the premiums paid into the Contract less "adjusted" withdrawals from the Contract;

     (ii)  the contract value; or

     (iii) the Maximum Anniversary Value.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] / (c) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals;

b = the Maximum Anniversary Value; and

c = the contract value.

Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.

Return of Premium Death Benefit. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 80 or over on the contract date, the death benefit is the greater of:

     (i) the premiums paid into the Contract less "adjusted" withdrawals from the Contract; or

     (ii)  the contract value.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals; and

b = the contract value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

     MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since that anniversary. "Adjusted" withdrawals are calculated according to the formula that appears under "Maximum Anniversary Value Death Benefit" above.

To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If the contract has co-owners, we will calculate the anniversary value through the earlier of the older owner's attained age 80 or the anniversary on or prior to any owner's date of death if a death benefit is payable. If an owner is a non-natural person, then the annuitant's age, rather than the owner's, will be used.

We will calculate the Maximum Anniversary Value based on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.

FOR AN EXAMPLE OF THE CALCULATION OF DEATH BENEFIT, SEE APPENDIX A.

ESTATE ENHANCER BENEFIT

In all states except Washington, Minnesota, and Illinois, you may elect Estate Enhancer at the time of application for an additional annual charge. Estate Enhancer provides coverage in addition to that provided by your Contract's guaranteed minimum death benefit. The Estate Enhancer benefit is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The Estate Enhancer benefit, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect Estate Enhancer if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the contract date. Currently, Estate Enhancer cannot be elected on qualified Contracts. Estate Enhancer availability is subject to our approval if "Estate Enhancer premiums" on all contracts issued by us with the same owner(s) exceeds $2,200,000. (For this purpose, "Estate Enhancer premiums" means the contract value on the Estate Enhancer effective date (initial premium if the effective date is the Contract Date) plus subsequent premium payments. Once you elect Estate Enhancer, you cannot cancel it (except in North Dakota). Estate Enhancer, however, will terminate if you annuitize or surrender the Contract, or if the Contract otherwise terminates. THE AMOUNT OF THE ESTATE ENHANCER BENEFIT DEPENDS UPON THE AMOUNT OF GAIN IN YOUR CONTRACT. BECAUSE WITHDRAWALS

AND POOR INVESTMENT PERFORMANCE OF THE FUNDS WILL REDUCE THE AMOUNT OF GAIN IN YOUR CONTRACT, THEY WILL REDUCE THE VALUE OF THE ESTATE ENHANCER BENEFIT. IT IS POSSIBLE THAT THE ESTATE ENHANCER BENEFIT MAY NOT HAVE ANY VALUE.

The percentage used to determine the benefit depends on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. If you are age 69 or under on the contract date, your benefit is equal to 45% of the Estate Enhancer gain, but in no event will it exceed 45% of net premiums (excluding any subsequent premiums paid within one year prior to the death of any owner, or the annuitant, if the owner is a non-natural person, and any premiums paid between the date of death and the date we receive notification of death). Estate Enhancer gain is the contract value on the date we calculate the death benefit minus net premiums since the contract date. Net premiums equal the initial premium plus any additional premiums paid since the contract date less the portion of each withdrawal considered to be premium. Withdrawals reduce Estate Enhancer gain first and only withdrawals in excess of Estate Enhancer gain reduce net premiums. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 70 or over on the contract date, the percentages are reduced from 45% to 30% in the calculation, above.

As described under "Spousal Continuation", if a surviving spouse continues the Contract, the contract value will be increased to the amount that would have been paid as a death benefit, including any Estate Enhancer benefit. If the surviving spouse is younger than attained age 76 on the date he or she elects to continue the Contract, Estate Enhancer will also be continued. We will use the date the surviving spouse elects to continue the Contract as the effective date, and the percentages used in the calculations above will be based on the surviving spouse's attained age on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purposes of these calculations. If the surviving spouse is attained age 76 or older on the date he or she elects to continue the Contract, Estate Enhancer will terminate.

You may change the owner of the Contract to your spouse without terminating Estate Enhancer provided that your spouse is younger than attained age 76 on the effective date. After such a change in owner, the amount of the Estate Enhancer benefit will be based on the attained age of your spouse, if older. We reserve the right to terminate Estate Enhancer if there is any other change of owner. If we do not terminate the Estate Enhancer benefit for a non-spousal ownership change, the continuation of the benefit will be subject to the parameters described in this paragraph.

If the age of an owner (or annuitant, if the owner is a non-natural person), is misstated, any Estate Enhancer benefit will be adjusted to reflect the correct age.

We are offering existing contract owners in approved states the opportunity to add Estate Enhancer as of the contract anniversary (effective date of benefit) following availability of the Estate Enhancer benefit in their state, provided you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are under attained age 76. The above description of Estate Enhancer applies, except that we will use the contract anniversary as the effective date, and the percentages used in the calculations will be based on the attained age of the owner (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purposes of these calculations.

FOR AN EXAMPLE OF THE CALCULATION OF THE ESTATE ENHANCER BENEFIT, SEE APPENDIX
B.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the first day of the month following the annuitant's 90th birthday (89th birthday in New Jersey). However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Generally, the annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet federal minimum distribution requirements.


Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option when the contract owner reaches age 90 (age 70 1/2 for an IRA Contract or tax sheltered annuity). You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to qualified contract owners to comply with the Internal Revenue Code or regulations under it.



We calculate your annuity payments as of the annuity date, not the date when annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date, less any applicable Estate Enhancer benefit charge and any applicable premium taxes, to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex (where permitted) at the time payments begin, and will assume interest of not less than 3% per year. The rates will never be less than those shown in the Contract.



If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment made with 6% annual interest credited.


If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS


We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited of at least 3%. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


     *LIFE ANNUITY


We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant dies before the guaranteed period ends, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies while guaranteed amounts remain unpaid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.

---------------

*These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option, but will not be less than 3%. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

GENDER-BASED ANNUITY PURCHASE RATES


Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.


Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal

---------------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

     OWNER CONTROL

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values, have not been explicitly addressed in IRS published rulings. While we believe that the Contracts do not give owners investment control over Account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Account assets supporting the Contract.

     REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.


The nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.


Other rules regarding required distributions apply to Individual Retirement Annuities and tax sheltered annuities.

TAXATION OF ANNUITIES

     IN GENERAL

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

     WITHDRAWALS AND SURRENDERS


When you take a withdrawal from a nonqualified contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premium payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified contract can be zero.


If you withdraw your entire contract value, you will be taxed only on the part that exceeds your "investment in the contract."

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts, including any Estate Enhancer benefit, may be paid from a Contract because an owner (or annuitant if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments. Because the Estate Enhancer benefit is treated as a death benefit, we believe that for federal tax purposes, the Estate Enhancer benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for Estate Enhancer should not be treated as a distribution received by the Contract owner. However, it is possible that the IRS may take a position that some or all of the charge for Estate Enhancer should be deemed a taxable distribution to you. Although we do not believe that the fees associated with Estate Enhancer should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting this optional benefit under the Contract.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1) on or after you reach age 59 1/2;

     (2) after you die (or after the annuitant dies, if an owner isn't an individual);

     (3) after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT


Transferring or assigning ownership of the Contract, selecting certain annuity dates, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.


WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.


We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.


POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.


TAXATION OF QUALIFIED CONTRACTS



The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.


INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase either as an IRA or through an established IRA custodial account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.


The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the enhanced death benefit provisions, adversely affects the qualification of the policy as an IRA or Roth IRA. The Estate Enhancer benefit is not currently available with an IRA or Roth IRA.


TAX SHELTERED ANNUITIES


Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These payments may be subject to FICA (social security) tax. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, are accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. "Eligible rollover distributions" from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain nontaxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes an enhanced death benefit that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Individuals using the Contract in connection with such plans should consult their tax advisors as the enhanced death benefit may exceed this limitation. The Estate Enhancer benefit is not currently available with a tax sheltered annuity.


                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.


Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.


Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

  (1) the election of a Fund's Board of Directors;

  (2) ratification of a Fund's independent accountant;

  (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

  (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

  (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

MLPF&S is the principal underwriter of the Contract. Its principal business address is 4 World Financial Center, New York, New York 10080. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. MLPF&S is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

Registered representatives (Financial Advisors) of MLPF&S sell the Contract. These Financial Advisors are registered with the NASD, licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. Through a distribution agreement we have with MLPF&S and companion sales agreements we have with the Merrill Lynch Life Agencies, Merrill Lynch Life Agencies and/or MLPF&S compensate the Financial Advisors. The maximum commission paid to a Financial Advisor is 0.51% of each premium. In addition, on the annuity date, the Financial Advisor will receive compensation of up to 1.5% of contract value. Financial Advisors may also be paid additional annual compensation of up to 0.51% of contract value. Reduced compensation may be paid on Contracts purchased by our employees or their spouses or dependents.


The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to Financial Advisors is 1.85% of each premium and up to 0.85% of contract value. In addition, the maximum commission we will pay to the applicable insurance agency on the annuity date is 2.40% of contract value.


MLPF&S may arrange for sales of the Contract by other broker-dealers. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Advisors; however, commissions paid to registered representatives of these broker-dealers will not exceed those described above. Selling firms may retain a portion of commissions. We pay commissions through the registered broker-dealer, and may pay additional compensation to the broker-dealer and/or reimburse it for a portion of expenses relating to sales of the Contract. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.

Registered representatives of MLPF&S are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that MLPF&S offers, such as conferences, trips and awards. Other payments may be made for services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production or promotional literature, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the contract owners or the Variable Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

EXPERTS


The financial statements of the Account as of December 31, 2002 and 2001, and for each of the two years in the period ended December 31, 2002, and our financial statements as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, included in the Statement of Additional Information and incorporated by reference in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included in the Statement of Additional Information and incorporated by reference herein, and have been so included and incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)*




                                             BASIC VALUE V.I.                CORE BOND V.I.
                                ------------------------------------------   --------------
                                 1/1/02 TO      1/1/01 TO      4/3/00 TO       7/1/02 TO
                                  12/31/02       12/31/01       12/31/00        12/31/02
                                ------------   ------------   ------------   --------------
(1) Accumulation unit value at
    beginning of period.......  $      11.21   $      10.93   $      10.00     $    10.00
(2) Accumulation unit value at
    end of period.............  $       9.08   $      11.21   $      10.93     $    10.50
(3) Number of accumulation
    units outstanding at end
    of period.................   5,178,026.7    4,082,449.8    1,067,940.3      246,444.2

                                                                                               FUNDAMENTAL
                                         DOMESTIC MONEY MARKET V.I.                            GROWTH V.I.
                                --------------------------------------------   -------------------------------------------
                                  1/1/02 TO       1/1/01 TO      4/3/00 TO       1/1/02 TO      1/1/01 TO      4/3/00 TO
                                  12/31/02        12/31/01        12/31/00       12/31/02        12/31/01       12/31/00
                                -------------   -------------   ------------   -------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period.......  $       10.57   $       10.34   $      10.00   $        7.38   $       9.16   $      10.00
(2) Accumulation unit value at
    end of period.............  $       10.56   $       10.57   $      10.34   $        5.27   $       7.38   $       9.16
(3) Number of accumulation
    units outstanding at end
    of period.................    7,587,533.0    10,396,927.8    7,518,920.9    16,295,553.0    9,904,206.1    3,238,595.8






                                             GOVERNMENT BOND V.I.                           INDEX 500 V.I.
                                   ----------------------------------------   ------------------------------------------
                                    1/1/02 TO      1/1/01 TO     4/3/00 TO     1/1/02 TO      1/1/01 TO      4/3/00 TO
                                     12/31/02       12/31/01      12/31/00      12/31/02       12/31/01       12/31/00
                                   ------------   ------------   ----------   ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period..........  $      11.33   $      10.76   $    10.00   $       7.53   $       8.72   $      10.00
(2) Accumulation unit value at
    end of period................  $      12.25   $      11.33   $    10.76   $       5.75   $       7.53   $       8.72
(3) Number of accumulation units
    outstanding at end of
    period.......................  9,452,240.0.    7,997,898.5    671,790.2    4,091,901.9    5,843,073.6    1,964,339.7

                                                ROSZEL/JP    ROSZEL/
                                                 MORGAN        LORD
                                                  SMALL       ABBETT     ROSZEL/ LORD
                                   SMALL CAP       CAP         BOND       ABBETT MID
                                   VALUE V.I.    GROWTH     DEBENTURE     CAP VALUE
                                   ----------   ---------   ----------   ------------
                                   7/1/02 TO    7/1/02 TO   7/1/02 TO     7/1/02 TO
                                    12/31/02    12/31/02     12/31/02      12/31/02
                                   ----------   ---------   ----------   ------------
(1) Accumulation unit value at
    beginning of period..........  $    10.00   $   10.00   $    10.00   $      10.00
(2) Accumulation unit value at
    end of period................  $     8.57   $    8.43   $    10.49   $       8.96
(3) Number of accumulation units
    outstanding at end of
    period.......................   226,262.2    23,557.2    112,428.5    3,209,423.8


                              ROSZEL/PIMCO     ROSZEL/SELIGMAN
                             SMALL CAP VALUE   MID CAP GROWTH          AIM V.I. INTERNATIONAL GROWTH
                             ---------------   ---------------   ------------------------------------------
                                7/1/02 TO         7/1/02 TO       1/1/02 TO      1/1/01 TO      4/3/00 TO
                                12/31/02          12/31/02         12/31/02       12/31/01       12/31/00
                             ---------------   ---------------   ------------   ------------   ------------
(1) Accumulation unit value
    at beginning of
    period..................  $      10.00        $   10.00      $       5.71   $       7.59   $      10.00
(2) Accumulation unit value
    at end of period........  $       9.32        $    9.11      $       4.74   $       5.71   $       7.59
(3) Number of accumulation
    units outstanding at end
    of period...............   3,237,564.6         31,272.3       3,200,434.4    3,659,351.1    2,746,234.2


                                       AIM V.I. PREMIER EQUITY                ALLIANCEBERNSTEIN GROWTH AND INCOME
                              ------------------------------------------   ------------------------------------------
                               1/1/02 TO      1/1/01 TO      4/3/00 TO      1/1/02 TO      1/1/01 TO      4/3/00 TO
                                12/31/02       12/31/01       12/31/00       12/31/02       12/31/01       12/31/00
                              ------------   ------------   ------------   ------------   ------------   ------------
(1) Accumulation unit value
    at beginning of
    period..................  $       6.69   $       7.78   $      10.00   $      10.66   $      10.79   $      10.00
(2) Accumulation unit value
    at end of period........  $       4.59   $       6.69   $       7.78   $       8.18   $      10.66   $      10.79
(3) Number of accumulation
    units outstanding at end
    of period...............   3,298,062.5    4,005,803.9    2,806,566.3    4,928,031.9    6,205,739.8    2,338,766.8


                                         ALLIANCEBERNSTEIN PREMIER GROWTH                       DAVIS VALUE
                                    ------------------------------------------   ------------------------------------------
                                     1/1/02 TO      1/1/01 TO      4/3/00 TO      1/1/02 TO      1/1/01 TO      4/3/00 TO
                                      12/31/02       12/31/01       12/31/00       12/31/02       12/31/01       12/31/00
                                    ------------   ------------   ------------   ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period...........  $       6.29   $       7.71   $      10.00   $       8.56   $       9.70   $      10.00
(2) Accumulation unit value at end
    of period.....................  $       4.29   $       6.29   $       7.71   $       7.05   $       8.56   $       9.70
(3) Number of accumulation units
    outstanding at end of
    period........................   6,131,096.9    7,256,210.9    5,973,290.7    5,911,799.0    6,931,720.5    3,023,588.1

                                            DELAWARE VIP TREND SERIES
                                    ------------------------------------------
                                     1/1/02 TO      1/1/01 TO      4/3/00 TO
                                      12/31/02       12/31/01       12/31/00
                                    ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period...........  $       6.77   $       8.12   $      10.00
(2) Accumulation unit value at end
    of period.....................  $       5.33   $       6.77   $       8.12
(3) Number of accumulation units
    outstanding at end of
    period........................   2,074,056.6    2,118,830.0    1,581,141.1

                                              MERCURY INTERNATIONAL
                                                    VALUE V.I.                             MFS EMERGING GROWTH
                                     ----------------------------------------   ------------------------------------------
                                      1/1/02 TO      1/1/01 TO     4/3/00 TO     1/1/02 TO      1/1/01 TO      4/3/00 TO
                                       12/31/02       12/31/01      12/31/00      12/31/02       12/31/01       12/31/00
                                     ------------   ------------   ----------   ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period............  $       8.94   $      10.43   $    10.00   $       5.03   $       7.68   $      10.00
(2) Accumulation unit value at end
    of period......................  $       7.78   $       8.94   $    10.43   $       3.28   $       5.03   $       7.68
(3) Number of accumulation units
    outstanding at end of period...   1,356,189.5    2,623,137.2    670,925.6    3,953,822.2    4,368,299.6    3,393,776.3


                                               MFS INVESTORS TRUST
                                     ----------------------------------------
                                      1/1/02 TO      1/1/01 TO     4/3/00 TO
                                       12/31/02       12/31/01      12/31/00
                                     ------------   ------------   ----------
(1) Accumulation unit value at
    beginning of period............  $       7.98   $       9.64   $    10.00
(2) Accumulation unit value at end
    of period......................  $       6.20   $       7.98   $     9.64
(3) Number of accumulation units
    outstanding at end of period...   1,752,350.0    1,728,355.2    760,169.0


                                                PIMCO TOTAL RETURN                        SELIGMAN SMALL-CAP VALUE
                                    -------------------------------------------   ----------------------------------------
                                     1/1/02 TO       1/1/01 TO      4/3/00 TO      1/1/02 TO      1/1/01 TO     4/3/00 TO
                                      12/31/02       12/31/01        12/31/00       12/31/02       12/31/01      12/31/00
                                    ------------   -------------   ------------   ------------   ------------   ----------
(1) Accumulation unit value at
    beginning of period...........  $      11.43   $       10.72   $      10.00   $      14.75   $      12.14   $   10.00
(2) Accumulation unit value at end
    of period.....................  $      12.27   $       11.43   $      10.72   $      12.29   $      14.75   $   12.14
(3) Number of accumulation units
    outstanding at end of
    period........................   8,263,293.9    10,316,397.0    4,133,521.9    2,683,361.6    4,734,330.7   742,854.4

                                            VAN KAMPEN EMERGING GROWTH
                                    ------------------------------------------
                                     1/1/02 TO      1/1/01 TO      4/3/00 TO
                                      12/31/02       12/31/01       12/31/00
                                    ------------   ------------   ------------
(1) Accumulation unit value at
    beginning of period...........  $       5.22   $       7.74   $      10.00
(2) Accumulation unit value at end
    of period.....................  $       3.47   $       5.22   $       7.74
(3) Number of accumulation units
    outstanding at end of
    period........................   4,633,557.1    5,426,051.6    8,224,816.3


---------------

* Merrill Lynch Life commenced sales of Retirement Power on April 3, 2000. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:


OTHER INFORMATION
  Principal Underwriter
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

                                   APPENDIX A


EXAMPLE: Assume that you are under age 80 at issue. You pay an initial premium of $100,000 on June 1, 2003 and a subsequent premium of $10,000 on December 1, 2004. You also make a withdrawal of $50,000 on January 1, 2005. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV"), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "DEATH BENEFIT."


                                                                                                (A)          (B)         (C)
                                                                        ------------------   ---------   -----------   --------
                                                                           TRANSACTIONS        PREMS
                                                                        ------------------   LESS ADJ.   MAX ANNIV.    CONTRACT
  DATE                                                                   PREM.     WITHDR.   WITHDRS.    VALUE (MAV)    VALUE
  ----                                                                  -------------------------------------------------------
06/01/03  THE CONTRACT IS ISSUED                                        $100,000             $100,000     $      0     $100,000
          MAV is $0 until first contract anniversary
06/01/04  FIRST CONTRACT ANNIVERSARY                                                         $100,000     $110,000     $110,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 6/1/2004 = Contract value on 6/1/2004
          = $110,000
          MAV = greatest of anniversary values = $110,000
12/01/04  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000     $120,000     $114,000
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 6/1/2004 = Contract value on 6/1/2004
          + premiums added since that
          anniversary = $110,000 + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
01/01/05  OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000     $ 60,000     $50,000
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 6/1/2004 = contract value on 6/1/2004
          + premiums added - adjusted
          withdrawals since that anniversary = $110,000 + $10,000 -
          $60,000 = $60,000
          Adjusted withdrawal = withdrawal X maximum (MAV, prems -
          adj. withdrs.)
          contract value
          = $50,000 X maximum (120,000, 110,000)/100,000
          = $50,000 X 120,000/100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
06/01/05  SECOND CONTRACT ANNIVERSARY                                                        $ 50,000     $ 60,000     $55,000
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 6/1/2004 = $60,000
          Anniversary value for 6/1/2005 = contract value on 6/1/2005
          = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
06/01/06  THIRD CONTRACT ANNIVERSARY                                                         $ 50,000     $ 65,000     $65,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 6/1/2004 = $60,000
          Anniversary value for 6/1/2005 = contract value on 6/1/2005
          = $55,000
          Anniversary value for 6/1/2006 = contract value on 6/1/2006
          = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000

          -----------------------------------

  DATE               DEATH BENEFIT
  ----               -------------
06/01/03  $100,000 (maximum of (A), (B), (C))
06/01/04  $110,000 (maximum of (A), (B), (C))
12/01/04  $120,000 (maximum of (A), (B), (C))
01/01/05  $ 60,000 (maximum of (A), (B), (C))
06/01/05  $ 60,000 (maximum of (A), (B), (C))
06/01/06  $ 65,000 (maximum of (A), (B), (C))

                                   APPENDIX B

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE ESTATE ENHANCER BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE ASSUMES NO WITHDRAWALS AND DOES NOT REFLECT THE DEDUCTION OF ANY FEES AND CHARGES.


FACTS: Assume that a couple (ages 60 and 55) purchases a Contract on October 1, 2003 with Estate Enhancer, and makes an initial premium payment of $100,000. The contract value as of due proof of death of the first to die is $300,000. The following chart depicts the potential Estate Enhancer benefit at the death of the contract owner.



                    ------------------------------------------------------------------------
                     Net Premiums                                                  $100,000
                    ------------------------------------------------------------------------
                     Contract Value                                                $300,000
                    ------------------------------------------------------------------------
                     Estate Enhancer Gain                                          $200,000
                    ------------------------------------------------------------------------
                     Estate Enhancer benefit

                     Lesser of 45% of Estate Enhancer Gain ($90,000) or
                     45% of Net Premiums ($45,000)                                 $ 45,000
                    ------------------------------------------------------------------------


        -----------------------
        * Assuming the contract value is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Estate Enhancer benefit would have been $30,000.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE ESTATE ENHANCER BENEFIT, SEE "DEATH BENEFIT."

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2003


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.


This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2003, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Principal Underwriter.......................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................  G-1

                               OTHER INFORMATION

PRINCIPAL UNDERWRITER


Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Merrill Lynch Life, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account A (the "Account") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 2002, 2001, and 2000, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $2.2 million, $9.1 million, and $8.2 million, respectively, in connection with the sale of the Contracts.


FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2002, 2001, and 2000, Merrill Lynch Life paid administrative services fees of $33.8 million, $50.6 million, and $47.7 million, respectively.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD


From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the ML Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average per unit contract fee to be 0.00%. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.


The current yield for the ML Domestic Money Market V.I. Subaccount for the 7-day period ended December 31, 2002 was -0.64%.



Merrill Lynch Life also may quote the effective yield of the ML Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.


The effective yield for the ML Domestic Money Market V.I. Subaccount for the 7-day period ended December 31, 2002 was -0.64%.



Because of the charges and deductions imposed under the Contract, the yield for the ML Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the ML Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the ML Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the ML Domestic Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month


Currently, Merrill Lynch Life may quote yields on bond subaccounts. The yield for the ML Core Bond V.I. Subaccount for the 30-day period ended December 31, 2002 was 2.40%. The yield for the ML Government Bond V.I. Subaccount for the 30-day period ended December 31, 2002 was 2.37%. The yield for the PIMCO Total Return Subaccount for the 30-day period ended December 31, 2002 was 2.26%. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.


The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.

For the year ended December 31, 2002, average annual total returns were:



                                                                                      SINCE
         NAME OF SUBACCOUNT (INCEPTION DATE)            1 YEAR   5 YEAR   10 YEAR   INCEPTION+
         -----------------------------------            ------   ------   -------   ----------
ML Basic Value V.I. Fund (7/1/93)                       -19.07%    3.41%     N/A        8.92%
ML Core Bond V.I. Fund (2/21/92)                          7.84%    4.58%    5.09%       5.40%
ML Domestic Money Market V.I. Fund (2/21/92)             -0.12%    2.64%    2.80%       2.74%
ML Fundamental Growth V.I. Fund (4/3/00)                -28.66%     N/A      N/A      -20.82%
ML Government Bond V.I. Fund (5/16/94)                    8.05%    5.26%     N/A        5.56%
ML Index 500 V.I. Fund (12/18/96)                       -23.63%   -2.51%     N/A        2.57%
ML Small Cap Value V.I. Fund (2/21/92)                  -24.96%    5.65%    8.87%       7.41%
MLIG Roszel/JP Morgan Small Cap Growth Portfolio
  (7/1/02)                                                 N/A      N/A      N/A      -15.68%
MLIG Roszel/Lord Abbett Bond Debenture Portfolio
  (7/1/02)                                                 N/A      N/A      N/A        4.90%
MLIG Roszel/Lord Abbett Mid Cap Value Portfolio
  (7/1/02)                                                 N/A      N/A      N/A      -10.42%
MLIG Roszel/PIMCO Small Cap Value Portfolio (7/1/02)       N/A      N/A      N/A       -6.84%
MLIG Roszel/Seligman Mid Cap Growth Portfolio (7/1/02)     N/A      N/A      N/A       -8.93%
AIM V.I. International Growth Fund (4/3/00)             -17.01%     N/A      N/A      -23.82%
AIM V.I. Premier Equity Fund (12/18/96)                 -31.36%   -3.74%     N/A        0.53%
AllianceBernstein Growth and Income Portfolio (4/3/00)  -23.28%     N/A      N/A       -7.08%
AllianceBernstein Premier Growth Portfolio (12/18/96)   -31.74%   -2.83%     N/A        2.21%
Davis Value Portfolio (4/3/00)                          -17.58%     N/A      N/A      -11.94%
Delaware VIP Trend Series* (4/3/00)                     -21.20%     N/A      N/A      -20.47%
Mercury International Value V.I. Fund (6/10/98)         -12.94%     N/A      N/A       -3.31%
MFS Emerging Growth Series (12/18/96)                   -34.81%   -4.96%     N/A       -1.46%
MFS Investors Trust Series* (4/3/00)                    -22.21%     N/A      N/A      -15.96%
PIMCO Total Return Portfolio (4/3/00)                     7.37%     N/A      N/A        7.75%
Seligman Small-Cap Value Portfolio (4/3/00)             -16.71%     N/A      N/A        7.80%
Van Kampen Emerging Growth Portfolio (4/3/00)           -33.55%     N/A      N/A      -32.01%


---------------


+ Returns for periods of less than one year are presented on a cumulative, not annualized, basis.


Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. The Contract does not impose any surrender charge.


The subaccounts investing in the Roszel/Delaware Trend Portfolio, the Roszel/Lord Abbett Affiliated Portfolio, and the Roszel/PIMCO CCM Capital Appreciation Portfolio were established on May 1, 2003. Thus, no prior performance is available for these subaccounts.


Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:


                          FUND                             COMMENCED OPERATIONS
                          ----                             --------------------
ML Basic Value V.I. Fund                                   July 1, 1993
ML Core Bond V.I. Fund                                     April 29, 1982
ML Domestic Money Market V.I. Fund                         February 21, 1992
ML Fundamental Growth V.I. Fund                            March 28, 2000
ML Government Bond V.I. Fund                               May 16, 1994
ML Index 500 V.I. Fund                                     December 13, 1996
ML Small Cap Value V.I. Fund                               April 29, 1982
MLIG Roszel/Delaware Trend Portfolio                       May 1, 2003
MLIG Roszel/JP Morgan Small Cap Growth Portfolio           July 1, 2002
MLIG Roszel/Lord Abbett Affiliated Portfolio               May 1, 2003
MLIG Roszel/Lord Abbett Bond Debenture Portfolio           July 1, 2002
MLIG Roszel/Lord Abbett Mid Cap Value Portfolio            July 1, 2002
MLIG Roszel/PIMCO CCM Capital Appreciations Portfolio      May 1, 2003
MLIG Roszel/PIMCO Small Cap Value Portfolio                July 1, 2002

                          FUND                             COMMENCED OPERATIONS
                          ----                             --------------------
MLIG Roszel/Seligman Mid Cap Growth Portfolio              July 1, 2002
AIM V.I. International Growth Fund                         May 5, 1993
AIM V.I. Premier Equity Fund                               May 5, 1993
AllianceBernstein Growth and Income Portfolio              January 14, 1991
AllianceBernstein Premier Growth Portfolio                 June 26, 1992
Davis Value Portfolio                                      July 1, 1999
Delaware VIP Trend Series*                                 December 27, 1993
Mercury International Value V.I. Fund                      June 10, 1998
MFS Emerging Growth Series                                 July 24, 1995
MFS Investors Trust Series*                                October 9, 1995
PIMCO Total Return Portfolio                               December 31, 1997
Seligman Small-Cap Value Portfolio                         May 1, 1998
Van Kampen Emerging Growth Portfolio                       July 3, 1995


---------------


*The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on April 30, 2003.


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation (although the Contract does not impose a surrender charge). For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) -- 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Annuity Separate Account A, comprised of divisions investing in the Domestic Money Market V.I. Fund (formerly Domestic Money Market Fund), Core Bond V.I. Fund (formerly Core Bond Focus Fund), High Current Income V.I. Fund
(formerly High Current Income Fund), Large Cap Core V.I. Fund (formerly Large Cap Core Focus Fund), Small Cap Value V.I. Fund (formerly Small Cap Value Focus Fund), American Balanced V.I. Fund (formerly American Balanced Fund), Natural Resources Focus Fund (liquidated following close of business on April 30, 2002), Global Allocation V.I. Fund (formerly Global Allocation Focus Fund), Utilities and Telecommunications V.I. Fund (formerly Utilities and Telecommunications Focus Fund), International Equity Focus Fund (liquidated following close of business on April 30,
2001), Global Bond Focus Fund (liquidated following close of business on April 30, 2002), Basic Value V.I. Fund (formerly Basic Value Focus Fund), Government Bond V.I. Fund (formerly Government Bond Fund), Developing Capital Markets V.I. Fund (formerly Developing Capital Markets Focus Fund), Index 500 V.I. Fund (formerly Index 500 Fund), Global Growth V.I. Fund (formerly Global Growth Focus Fund), Balanced Capital Focus Fund (liquidated following close of business on April 30,
2001),  Focus Twenty V.I. Fund (formerly Focus Twenty Select
Fund), Large Cap Value V.I. Fund (formerly Large Cap Value Focus Fund), Fundamental Growth V.I. Fund (formerly Fundamental Growth Focus Fund), Mercury International Value V.I. Fund (formerly Mercury HW International Value VIP Portfolio), Merrill Lynch Large Cap Growth V.I. Fund (formerly Large Cap Growth Focus Fund), 2000 ML Select Ten V.I. Trust (commenced operations May 1, 2000 ended on April 30, 2001), Quasar Portfolio, Premier Growth Portfolio,
Growth and Income Portfolio, Technology Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Investors Trust Series, AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund), AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund (formerly AIM V.I. International Equity Fund), Davis Value Portfolio, Total Return Portfolio (formerly Total Return Bond Portfolio), Seligman Small-Cap Value Portfolio, Delaware VIP Trend Series (formerly Trend Series), Emerging Growth Portfolio, VP International Fund, Roszel / JP Morgan Small Cap Growth Portfolio (commenced operations July 1, 2002), Roszel / Lord Abbett Bond Debenture Portfolio (commenced operations July 1, 2002), Roszel / Lord Abbett Mid Cap Value Portfolio (commenced operations July 1, 2002), Roszel / PIMCO Small Cap Value Portfolio (commenced operations July 1, 2002), and Roszel / Seligman Mid Cap Growth Portfolio (commenced operations July 1, 2002) (collectively, the "Divisions") as of December 31, 2002 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2002, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York


March 7, 2003


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market V.I. Fund, 484,632 shares
      (Cost $484,632)                                               $           484,632  $                    $
    Core Bond V.I. Fund, 50,017 shares
      (Cost $585,242)                                                                                605,699
    High Current Income V.I. Fund, 35,258 shares
      (Cost $326,704)                                                                                                     235,877
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           484,632  $           605,699  $           235,877
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           484,632  $           605,699  $           235,877
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           484,632  $           605,699  $           235,877
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Core V.I. Fund, 19,332 shares
      (Cost $593,989)                                               $           374,071  $                    $
    Small Cap Value V.I. Fund, 20,347 shares
      (Cost $430,329)                                                                                368,071
    American Balanced V.I. Fund, 8,424 shares
      (Cost $110,699)                                                                                                      79,437
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           374,071  $           368,071  $            79,437
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           374,071  $           368,071  $            79,437
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           374,071  $           368,071  $            79,437
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global           Utilities and            Basic
                                                                          Allocation            Telecom               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Global Allocation V.I. Fund, 35,911 shares
      (Cost $444,044)                                               $           309,557  $                    $
    Utilities and Telecommunications V.I. Fund, 5,733 shares
      (Cost $67,362)                                                                                  36,231
    Basic Value V.I. Fund, 70,057 shares
      (Cost $953,157)                                                                                                     760,127
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           309,557  $            36,231  $           760,127
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           309,557  $            36,231  $           760,127
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           309,557  $            36,231  $           760,127
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government           Developing             Index
                                                                             Bond           Capital Markets            500
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Government Bond V.I. Fund, 48,526 shares
      (Cost $521,884)                                               $           536,701  $                    $
    Developing Capital Markets V.I. Fund, 2,526 shares
      (Cost $23,429)                                                                                  16,619
    Index 500 V.I. Fund, 21,749 shares
      (Cost $346,582)                                                                                                     242,493
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           536,701  $            16,619  $           242,493
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           536,701  $            16,619  $           242,493
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           536,701  $            16,619  $           242,493
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Focus              Large Cap
                                                                            Growth               Twenty               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Global Growth V.I. Fund, 10,638 shares
      (Cost $137,905)                                               $            68,404  $                    $
    Focus Twenty V.I. Fund, 2,882 shares
      (Cost $9,769)                                                                                    4,063
    Large Cap Value V.I. Fund, 6,471 shares
      (Cost $63,988)                                                                                                       57,719
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            68,404  $             4,063  $            57,719
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            68,404  $             3,922  $            57,719
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                  141                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            68,404  $             4,063  $            57,719
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                                  Merrill Lynch
                                                                         Fundamental            Mercury             Large Cap
                                                                            Growth           International            Growth
                                                                             V.I.              Value V.I.              V.I.
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Fundamental Growth V.I. Fund, 32,693 shares
      (Cost $220,109)                                               $           178,501  $                    $

  Investments in Mercury Variable Trust (Note 1):
    Mercury International Value V.I. Fund, 24,123 shares
      (Cost $261,433)                                                                                199,255

  Investments in Mercury V.I. Funds, Inc (Note 1:)
    Merrill Lynch Large Cap Growth V.I. Fund, 4,299 shares
      (Cost $43,304)                                                                                                       29,709
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           178,501  $           199,255  $            29,709
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           177,951  $           199,255  $            26,178
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                      550                    0                3,531
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           178,501  $           199,255  $            29,709
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                                                Premier             Growth and
                                                                            Quasar               Growth               Income
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Alliance Variable Products Series Fund, Inc. (Note 1):
    Quasar Portfolio, 5,882 shares
      (Cost $69,854)                                                $            40,173  $                    $
    Premier Growth Portfolio, 22,546 shares
      (Cost $717,582)                                                                                393,423
    Growth and Income Portfolio, 2,628 shares
      (Cost $52,709)                                                                                                       43,683
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            40,173  $           393,423  $            43,683
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            40,173  $           393,423  $            43,683
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            40,173  $           393,423  $            43,683
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS
                                                                                                Emerging               MFS
                                                                          Technology             Growth              Research
                                                                          Portfolio              Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Alliance Variable Products Series Fund, Inc. (cont'd) (Note 1):
    Technology Portfolio, 190 shares
      (Cost $2,823)                                                 $             1,914  $                    $

  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 11,057 shares
      (Cost $302,391)                                                                                131,697
    MFS Research Series, 12,378 shares
      (Cost $252,380)                                                                                                     133,431
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             1,914              131,697  $           133,431
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,914  $           131,697  $           133,431
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $             1,914  $           131,697  $           133,431
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                AIM V.I.             AIM V.I.
                                                                          Investors             Premier              Capital
                                                                            Trust                Equity            Appreciation
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MFS Variable Insurance Trust (cont'd) (Note 1):
    MFS Investors Trust  Series, 862 shares
      (Cost $14,848)                                                $            11,612  $                    $

  Investments in AIM Variable Insurance Funds (Note 1):
    AIM V.I. Premier Equity Fund Fund, 12,157 shares
      (Cost $342,397)                                                                                197,190
    AIM V.I. Capital Appreciation Fund, 4,573 shares
      (Cost $144,868)                                                                                                      75,127
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            11,612  $           197,190  $            75,127
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            11,612  $           197,190  $            75,127
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            11,612  $           197,190  $            75,127
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.
                                                                        International            Davis                Total
                                                                            Growth               Value                Return
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds (cont'd) (Note 1):
    AIM V.I. International Growth Fund, 1,291 shares
      (Cost $15,945)                                                $            16,131  $                    $

  Investment in Davis Variable Account Fund, Inc. (Note 1):
    Davis Value Portfolio, 12,851 shares
      (Cost $125,558)                                                                                105,382

  Investment in PIMCO Variable Insurance Trust (Note 1):
    Total Return Portfolio, 20,886 shares
      (Cost $210,655)                                                                                                     213,676
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            16,131  $           105,382  $           213,676
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            16,131  $           105,382  $           213,676
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            16,131  $           105,382  $           213,676
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Seligman             Delaware
                                                                          Small-Cap               VIP                Emerging
                                                                            Value                Trend                Growth
                                                                          Portfolio              Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Seligman Portfolios, Inc. (Note 1):
    Seligman Small-Cap Value Portfolio, 3,299 shares
      (Cost $40,517)                                                $            35,856  $                    $

  Investment in Delaware VIP Trust (Note 1):
    Delaware VIP Trend Series, 653 shares
      (Cost $15,609)                                                                                  13,189

  Investment in Van Kampen Life Investment Trust (Note 1):
    Emerging Growth Portfolio, 886 shares
      (Cost $24,537)                                                                                                       16,915
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            35,856  $            13,189  $            16,915
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            35,856  $            13,189  $            16,915
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            35,856  $            13,189  $            16,915
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in American Century Variable Portfolios, Inc. (Note 1):
    VP International Fund, 6,160 shares
      (Cost $38,804)                                                $            32,093  $                    $

  Investments in MLIG Variable Insurance Trust (Note 1):
    Roszel / JP Morgan Small Cap Growth Portfolio, 4,825 shares
      (Cost $44,140)                                                                                  41,012
    Roszel / Lord Abbett Bond Debenture Portfolio, 150 shares
      (Cost $1,528)                                                                                                         1,555
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            32,093  $            41,012  $             1,555
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            32,093  $            40,162  $             1,449
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                  850                  106
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            32,093  $            41,012  $             1,555
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont.) (Note 1):
    Roszel / Lord Abbett Mid Cap Value Portfolio, 10,774 shares
      (Cost $98,334)                                                $            97,292  $                    $
    Roszel / PIMCO Small Cap Value Portfolio, 5,846 shares
      (Cost $53,987)                                                                                  54,549
    Roszel / Seligman Mid Cap Growth Portfolio, 1,459 shares
      (Cost $14,188)                                                                                                       13,390
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            97,292  $            54,549  $            13,390
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            97,202  $            54,079  $            13,390
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                       90                  470                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            97,292  $            54,549  $            13,390
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                           V.I Fund               Fund               V.I Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             7,181  $            28,649  $            29,419
 Asset-Based Insurance Charges (Note 3)                                          (6,839)              (8,166)              (3,827)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      342               20,483               25,592
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                1,732              (60,026)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0               25,258               22,158
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0               26,990              (37,868)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          342               47,473              (12,276)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         398,240                1,573                  617
 Contract Owner Withdrawals                                                    (197,322)             (66,745)             (32,307)
 Net Transfers In (Out) (Note 4)                                               (238,646)              42,992              (44,196)
 Contract Charges (Note 3)                                                         (100)                (150)                (100)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (37,828)             (22,330)             (75,986)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (37,486)              25,143              (88,262)
Net Assets, Beginning of Period                                                 522,118              580,556              324,139
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           484,632  $           605,699  $           235,877
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             3,377  $                 0  $             2,433
 Asset-Based Insurance Charges (Note 3)                                          (6,108)              (6,967)              (1,293)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (2,731)              (6,967)               1,140
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (22,601)             (26,201)              (7,404)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (63,394)            (142,388)              (9,017)
 Capital Gain Distributions (Note 2)                                                  0               25,598                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (85,995)            (142,991)             (16,421)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (88,726)            (149,958)             (15,281)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,554                2,439                    0
 Contract Owner Withdrawals                                                     (47,324)             (47,336)             (10,638)
 Net Transfers In (Out) (Note 4)                                                 (5,730)             (58,376)              (8,213)
 Contract Charges (Note 3)                                                         (166)                (159)                 (39)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (50,666)            (103,432)             (18,890)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (139,392)            (253,390)             (34,171)
Net Assets, Beginning of Period                                                 513,463              621,461              113,608
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           374,071  $           368,071  $            79,437
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Natural              Global            Utilities and
                                                                          Resources            Allocation            Telecom
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $            11,274  $             1,588
 Asset-Based Insurance Charges (Note 3)                                             (45)              (4,618)                (614)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (45)               6,656                  974
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,345              (14,423)              (7,964)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,002)             (27,014)              (4,663)
 Capital Gain Distributions (Note 2)                                                  0                    0                1,064
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,343              (41,437)             (11,563)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,298              (34,781)             (10,589)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                2,004                    3
 Contract Owner Withdrawals                                                        (476)             (38,992)              (6,553)
 Net Transfers In (Out) (Note 4)                                                (10,991)               5,684               (4,739)
 Contract Charges (Note 3)                                                           (1)                (153)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (11,468)             (31,457)             (11,307)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (10,170)             (66,238)             (21,896)
Net Assets, Beginning of Period                                                  10,170              375,795               58,127
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $           309,557  $            36,231
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Basic              Government
                                                                             Bond                Value                 Bond
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               208  $             8,728  $            27,907
 Asset-Based Insurance Charges (Note 3)                                            (101)             (12,052)              (6,760)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      107               (3,324)              21,147
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (4,939)             (17,983)               2,758
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,770             (181,678)              14,021
 Capital Gain Distributions (Note 2)                                                  0                9,432                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (169)            (190,229)              16,779
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (62)            (193,553)              37,926
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                5,755                4,265
 Contract Owner Withdrawals                                                        (895)             (79,986)             (58,896)
 Net Transfers In (Out) (Note 4)                                                (22,663)              44,976              116,245
 Contract Charges (Note 3)                                                           (3)                (277)                 (91)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (23,561)             (29,532)              61,523
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (23,623)            (223,085)              99,449
Net Assets, Beginning of Period                                                  23,623              983,212              437,252
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $           760,127  $           536,701
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Developing             Index                Global
                                                                       Capital Markets            500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                80  $             3,566  $                92
 Asset-Based Insurance Charges (Note 3)                                            (287)              (4,105)              (1,126)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (207)                (539)              (1,034)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (689)             (11,517)             (17,262)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,280)             (69,156)             (10,494)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (1,969)             (80,673)             (27,756)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (2,176)             (81,212)             (28,790)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                3,661                  443
 Contract Owner Withdrawals                                                      (2,045)             (22,266)              (7,810)
 Net Transfers In (Out) (Note 4)                                                 (3,613)             (30,023)              (2,353)
 Contract Charges (Note 3)                                                          (11)                (119)                 (34)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,669)             (48,747)              (9,754)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (7,845)            (129,959)             (38,544)
Net Assets, Beginning of Period                                                  24,464              372,452              106,948
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            16,619  $           242,493  $            68,404
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Focus              Large Cap           Fundamental
                                                                            Twenty               Value                Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               289  $               139
 Asset-Based Insurance Charges (Note 3)                                             (78)                (450)              (2,039)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (78)                (161)              (1,900)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (8,700)                (206)             (10,393)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  5,645               (6,426)             (33,202)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (3,055)              (6,632)             (43,595)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,133)              (6,793)             (45,495)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             248                  337                2,444
 Contract Owner Withdrawals                                                        (679)              (2,431)             (11,498)
 Net Transfers In (Out) (Note 4)                                                 (1,656)              54,238               87,403
 Contract Charges (Note 3)                                                           (4)                 (11)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,091)              52,133               78,325
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       (90)              (1,022)                (204)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (5,314)              44,318               32,626
Net Assets, Beginning of Period                                                   9,377               13,401              145,875
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,063  $            57,719  $           178,501
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                             Merrill Lynch
                                                                           Mercury             Large Cap
                                                                        International            Growth
                                                                          Value V.I.              V.I.                Quasar
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $            10,053  $                 0  $                 0
 Asset-Based Insurance Charges (Note 3)                                          (3,724)                (370)                (997)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    6,329                 (370)                (997)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (11,664)              (1,913)             (23,235)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (29,423)              (5,423)              (8,063)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (41,087)              (7,336)             (31,298)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (34,758)              (7,706)             (32,295)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,254                  385                  198
 Contract Owner Withdrawals                                                     (26,172)              (1,805)              (6,633)
 Net Transfers In (Out) (Note 4)                                                (38,643)               5,264              (27,408)
 Contract Charges (Note 3)                                                          (83)                 (11)                 (22)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (63,644)               3,833              (33,865)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0               (1,078)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (98,402)              (4,951)             (66,160)
Net Assets, Beginning of Period                                                 297,657               34,660              106,333
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           199,255  $            29,709  $            40,173
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                           Premier             Growth and
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               306  $                 0
 Asset-Based Insurance Charges (Note 3)                                          (7,197)                (857)                (205)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (7,197)                (551)                (205)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (20,892)              (4,549)              (7,969)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               (183,350)              (8,494)              (1,584)
 Capital Gain Distributions (Note 2)                                                  0                1,578                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (204,242)             (11,465)              (9,553)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     (211,439)             (12,016)              (9,758)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,524                  843                   75
 Contract Owner Withdrawals                                                     (44,971)              (5,259)              (1,355)
 Net Transfers In (Out) (Note 4)                                                (66,157)              (7,749)             (14,617)
 Contract Charges (Note 3)                                                         (221)                  (2)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (108,825)             (12,167)             (15,901)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (320,264)             (24,183)             (25,659)
Net Assets, Beginning of Period                                                 713,687               67,866               27,573
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           393,423  $            43,683  $             1,914
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               526  $                70
 Asset-Based Insurance Charges (Note 3)                                          (2,758)              (2,496)                (204)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (2,758)              (1,970)                (134)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (28,073)             (22,652)                (467)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (64,684)             (32,531)              (2,700)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (92,757)             (55,183)              (3,167)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (95,515)             (57,153)              (3,301)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,650                  749                   45
 Contract Owner Withdrawals                                                     (16,939)             (17,710)                (916)
 Net Transfers In (Out) (Note 4)                                                (27,648)             (35,805)               1,785
 Contract Charges (Note 3)                                                          (87)                 (77)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (43,024)             (52,843)                 914
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (138,539)            (109,996)              (2,387)
Net Assets, Beginning of Period                                                 270,236              243,427               13,999
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           131,697  $           133,431  $            11,612
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)


                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          AIM V.I.             AIM V.I.             AIM V.I.
                                                                           Premier              Capital           International
                                                                            Equity            Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               803  $                 0  $               106
 Asset-Based Insurance Charges (Note 3)                                          (3,918)              (1,357)                (307)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (3,115)              (1,357)                (201)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (29,332)              (7,448)              (2,886)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (82,326)             (21,526)                 339
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (111,658)             (28,974)              (2,547)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     (114,773)             (30,331)              (2,748)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,635                  706                  239
 Contract Owner Withdrawals                                                     (23,326)              (7,271)              (1,491)
 Net Transfers In (Out) (Note 4)                                                (68,142)             (19,658)                (863)
 Contract Charges (Note 3)                                                         (123)                 (46)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (89,956)             (26,269)              (2,115)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (204,729)             (56,600)              (4,863)
Net Assets, Beginning of Period                                                 401,919              131,727               20,994
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           197,190  $            75,127  $            16,131
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Davis                Total              Small-Cap
                                                                            Value                Return               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               819  $             6,724  $                 0
 Asset-Based Insurance Charges (Note 3)                                          (1,667)              (2,542)              (1,112)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (848)               4,182               (1,112)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (4,696)               2,411               (3,574)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (17,016)               3,492              (14,343)
 Capital Gain Distributions (Note 2)                                                  0                2,409                  477
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (21,712)               8,312              (17,440)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (22,560)              12,494              (18,552)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,329                2,711                1,572
 Contract Owner Withdrawals                                                     (12,048)             (15,562)              (6,686)
 Net Transfers In (Out) (Note 4)                                                 16,173               92,461              (12,184)
 Contract Charges (Note 3)                                                          (21)                 (14)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           5,433               79,596              (17,299)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (17,127)              92,090              (35,851)
Net Assets, Beginning of Period                                                 122,509              121,586               71,707
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           105,382  $           213,676  $            35,856
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Delaware
                                                                             VIP                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                80  $               241
 Asset-Based Insurance Charges (Note 3)                                            (279)                (388)                (444)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (279)                (308)                (203)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (150)              (5,009)                (498)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (5,134)              (5,105)              (7,302)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (5,284)             (10,114)              (7,800)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (5,563)             (10,422)              (8,003)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             297                  365                   67
 Contract Owner Withdrawals                                                      (1,634)              (2,495)              (2,481)
 Net Transfers In (Out) (Note 4)                                                  5,446                  919                8,219
 Contract Charges (Note 3)                                                            0                   (1)                 (10)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,109               (1,212)               5,795
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (1,454)             (11,634)              (2,208)
Net Assets, Beginning of Period                                                  14,643               28,549               34,301
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            13,189  $            16,915  $            32,093
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                          JP Morgan           Lord Abbett          Lord Abbett
                                                                          Small Cap               Bond               Mid Cap
                                                                            Growth             Debenture              Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                16  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (222)                  (5)                (457)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (222)                  11                 (457)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                33                    3                  274
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,979)                  22               (1,031)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (2,946)                  25                 (757)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,168)                  36               (1,214)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              46                    3                  189
 Contract Owner Withdrawals                                                      (1,350)                 (51)              (2,736)
 Net Transfers In (Out) (Note 4)                                                 44,638                1,461              100,971
 Contract Charges (Note 3)                                                           (4)                   0                   (8)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          43,330                1,413               98,416
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       850                  106                   90
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          41,012                1,555               97,292
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            41,012  $             1,555  $            97,292
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                             Divisions Investing In
                                                                    =========================================
                                                                          Roszel /             Roszel /
                                                                            PIMCO               Seligman
                                                                          Small Cap             Mid Cap
                                                                            Value                Growth
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               309  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (203)                 (68)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                      106                  (68)
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (18)                  56
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    596                 (799)
 Capital Gain Distributions (Note 2)                                                  0                    0
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                    578                 (743)
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          684                 (811)
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             112                   19
 Contract Owner Withdrawals                                                      (1,406)                (396)
 Net Transfers In (Out) (Note 4)                                                 54,692               14,580
 Contract Charges (Note 3)                                                           (3)                  (2)
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          53,395               14,201
                                                                    -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       470                    0
                                                                    -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          54,549               13,390
Net Assets, Beginning of Period                                                       0                    0
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $            54,549  $            13,390
                                                                    ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                           V.I Fund               Fund               V.I Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $            17,882  $            25,783  $            39,195
 Asset-Based Insurance Charges (Note 3)                                          (6,817)              (6,301)              (4,964)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   11,065               19,482               34,231
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  146              (26,298)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                4,052                1,850
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                4,198              (24,448)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       11,065               23,680                9,783
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                       1,007,846                3,640                2,321
 Contract Owner Withdrawals                                                    (188,172)             (54,666)             (37,245)
 Net Transfers In (Out) (Note 4)                                               (727,793)             157,202              (13,138)
 Contract Charges (Note 3)                                                          (65)                (100)                (100)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          91,816              106,076              (48,162)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         102,881              129,756              (38,379)
Net Assets, Beginning of Period                                                 419,237              450,800              362,518
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           522,118  $           580,556  $           324,139
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             4,280  $            27,199  $             2,927
 Asset-Based Insurance Charges (Note 3)                                          (7,537)              (7,780)              (1,576)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (3,257)              19,419                1,351
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (22,947)              (3,461)              (5,961)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (31,355)             110,219               (6,124)
 Capital Gain Distributions (Note 2)                                                 39               15,538                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (54,263)             122,296              (12,085)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (57,520)             141,715              (10,734)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           3,020                3,755                    0
 Contract Owner Withdrawals                                                     (63,698)             (54,272)             (15,304)
 Net Transfers In (Out) (Note 4)                                                (27,650)              20,879               24,363
 Contract Charges (Note 3)                                                         (162)                (132)                 (39)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (88,490)             (29,770)               9,020
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (146,010)             111,945               (1,714)
Net Assets, Beginning of Period                                                 659,473              509,516              115,322
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           513,463  $           621,461  $           113,608
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Natural              Global            Utilities and
                                                                          Resources            Allocation            Telecom
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                21  $             5,593  $             3,235
 Asset-Based Insurance Charges (Note 3)                                            (164)              (5,556)                (968)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (143)                  37                2,267
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (114)             (16,687)                (716)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,408)             (31,296)             (14,726)
 Capital Gain Distributions (Note 2)                                                  0                   74                1,448
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (1,522)             (47,909)             (13,994)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (1,665)             (47,872)             (11,727)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                2,818                    0
 Contract Owner Withdrawals                                                      (1,818)             (48,916)             (10,811)
 Net Transfers In (Out) (Note 4)                                                   (997)             (19,002)              (5,896)
 Contract Charges (Note 3)                                                           (4)                (153)                 (21)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,819)             (65,253)             (16,728)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (4,484)            (113,125)             (28,455)
Net Assets, Beginning of Period                                                  14,654              488,920               86,582
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            10,170  $           375,795  $            58,127
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             1,321  $               933  $            38,615
 Asset-Based Insurance Charges (Note 3)                                            (428)                (366)             (12,818)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      893                  567               25,797
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (11,226)              (1,452)                 135
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    571                 (376)             (16,443)
 Capital Gain Distributions (Note 2)                                                140                    0               18,905
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (10,515)              (1,828)               2,597
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (9,622)              (1,261)              28,394
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                9,100
 Contract Owner Withdrawals                                                      (3,224)              (3,622)             (80,632)
 Net Transfers In (Out) (Note 4)                                                (94,474)              (2,297)             129,816
 Contract Charges (Note 3)                                                          (12)                  (9)                (224)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (97,710)              (5,928)              58,060
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (107,332)              (7,189)              86,454
Net Assets, Beginning of Period                                                 107,332               30,812              896,758
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $            23,623  $           983,212
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government           Developing             Index
                                                                             Bond           Capital Markets            500
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $            20,034  $               242  $             3,596
 Asset-Based Insurance Charges (Note 3)                                          (4,979)                (378)              (5,231)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   15,055                 (136)              (1,635)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,240               (1,402)               4,635
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,292                1,284              (61,179)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  3,532                 (118)             (56,544)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       18,587                 (254)             (58,179)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           4,647                   58                4,581
 Contract Owner Withdrawals                                                     (36,294)              (2,623)             (27,500)
 Net Transfers In (Out) (Note 4)                                                142,184               (6,097)              31,163
 Contract Charges (Note 3)                                                          (55)                 (11)                (111)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         110,482               (8,673)               8,133
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         129,069               (8,927)             (50,046)
Net Assets, Beginning of Period                                                 308,183               33,391              422,498
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           437,252  $            24,464  $           372,452
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global              Balanced              Focus
                                                                            Growth              Capital               Twenty
                                                                             V.I.                Focus                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             1,129  $               268  $                 0
 Asset-Based Insurance Charges (Note 3)                                          (2,657)                (145)                (451)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (1,528)                 123                 (451)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (19,061)                 782              (45,160)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (39,015)              (2,174)                  26
 Capital Gain Distributions (Note 2)                                                  2                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (58,074)              (1,392)             (45,134)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (59,602)              (1,269)             (45,585)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,692                  441                1,253
 Contract Owner Withdrawals                                                     (14,462)                (911)              (2,459)
 Net Transfers In (Out) (Note 4)                                                (62,151)             (31,401)              (2,645)
 Contract Charges (Note 3)                                                          (49)                  (2)                  (9)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (74,970)             (31,873)              (3,860)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                 (521)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (134,572)             (33,142)             (49,966)
Net Assets, Beginning of Period                                                 241,520               33,142               59,343
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           106,948  $                 0  $             9,377
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap           Fundamental            Mercury
                                                                            Value                Growth           International
                                                                             V.I.                 V.I.              Value V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                46  $               306  $            16,582
 Asset-Based Insurance Charges (Note 3)                                             (42)                (831)              (4,836)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        4                 (525)              11,746
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (9)                (800)               4,911
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    157               (5,719)             (69,347)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    148               (6,519)             (64,436)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          152               (7,044)             (52,690)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             371                2,098                1,687
 Contract Owner Withdrawals                                                        (134)              (3,375)             (31,137)
 Net Transfers In (Out) (Note 4)                                                 11,982              123,768               60,390
 Contract Charges (Note 3)                                                            0                   (1)                 (79)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          12,219              122,490               30,861
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                     1,030                 (164)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          13,401              115,282              (21,829)
Net Assets, Beginning of Period                                                       0               30,593              319,486
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            13,401  $           145,875  $           297,657
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                        Merrill Lynch
                                                                          Large Cap
                                                                            Growth              2000 ML
                                                                             V.I.              Select Ten             Quasar
                                                                             Fund              V.I. Trust           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 8  $               190  $             4,161
 Asset-Based Insurance Charges (Note 3)                                            (421)                (102)              (1,632)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (413)                  88                2,529
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,220)               3,705               (3,593)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,117)              (3,000)             (19,302)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (3,337)                 705              (22,895)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,750)                 793              (20,366)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             545                  190                  684
 Contract Owner Withdrawals                                                      (2,451)                (569)              (8,832)
 Net Transfers In (Out) (Note 4)                                                  2,206              (23,631)              (4,709)
 Contract Charges (Note 3)                                                           (9)                  (2)                 (25)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             291              (24,012)             (12,882)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                      (474)                   0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,933)             (23,219)             (33,248)
Net Assets, Beginning of Period                                                  38,593               23,219              139,581
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            34,660  $                 0  $           106,333
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                           Premier             Growth and
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $            43,248  $               880  $                17
 Asset-Based Insurance Charges (Note 3)                                         (10,892)                (858)                 (20)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   32,356                   22                   (3)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            14,144               (4,939)                (170)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               (222,033)              (1,041)                 676
 Capital Gain Distributions (Note 2)                                                  0                2,498                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (207,889)              (3,482)                 506
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     (175,533)              (3,460)                 503
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           7,742                1,990                  452
 Contract Owner Withdrawals                                                     (61,518)              (3,202)                 (78)
 Net Transfers In (Out) (Note 4)                                                (12,996)              47,303               26,696
 Contract Charges (Note 3)                                                         (232)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (67,004)              46,091               27,070
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (242,537)              42,631               27,573
Net Assets, Beginning of Period                                                 956,224               25,235                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           713,687  $            67,866  $            27,573
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $            23,381  $             3,740  $               319
 Asset-Based Insurance Charges (Note 3)                                          (4,737)              (4,092)                (176)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   18,644                 (352)                 143
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,649               (2,874)              (1,505)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               (191,751)            (116,641)                (492)
 Capital Gain Distributions (Note 2)                                                  0               36,951                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (190,102)             (82,564)              (1,997)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     (171,458)             (82,916)              (1,854)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           3,987                3,599                  325
 Contract Owner Withdrawals                                                     (25,865)             (22,640)                (568)
 Net Transfers In (Out) (Note 4)                                                (37,383)             (19,132)               8,768
 Contract Charges (Note 3)                                                         (102)                 (80)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (59,363)             (38,253)               8,525
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (230,821)            (121,169)               6,671
Net Assets, Beginning of Period                                                 501,057              364,596                7,328
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           270,236  $           243,427  $            13,999
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          AIM V.I.             AIM V.I.             AIM V.I.
                                                                           Premier              Capital           International
                                                                            Equity            Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               503  $                 0  $               608
 Asset-Based Insurance Charges (Note 3)                                          (5,853)              (2,140)                (368)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (5,350)              (2,140)                 240
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,621                4,217               (5,073)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (72,171)             (62,972)                 575
 Capital Gain Distributions (Note 2)                                              7,635               10,676                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (61,915)             (48,079)              (4,498)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (67,265)             (50,219)              (4,258)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           4,723                2,156                  472
 Contract Owner Withdrawals                                                     (32,084)             (10,836)              (1,535)
 Net Transfers In (Out) (Note 4)                                                  3,309              (19,651)               5,473
 Contract Charges (Note 3)                                                         (128)                 (45)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (24,180)             (28,376)               4,410
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (91,445)             (78,595)                 152
Net Assets, Beginning of Period                                                 493,364              210,322               20,842
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           401,919  $           131,727  $            20,994
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Davis                Total              Small-Cap
                                                                            Value                Return               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               498  $             7,213  $               174
 Asset-Based Insurance Charges (Note 3)                                            (909)              (1,520)                (582)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (411)               5,693                 (408)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (976)               1,236                3,367
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (3,344)              (1,393)               8,841
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (4,320)                (157)              12,208
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (4,731)               5,536               11,800
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,914                4,078                1,127
 Contract Owner Withdrawals                                                      (2,947)              (7,163)              (2,598)
 Net Transfers In (Out) (Note 4)                                                 98,944               74,823               52,360
 Contract Charges (Note 3)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          97,911               71,738               50,889
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          93,180               77,274               62,689
Net Assets, Beginning of Period                                                  29,329               44,312                9,018
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           122,509  $           121,586  $            71,707
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Delaware
                                                                             VIP                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                66  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (224)                (946)                 (21)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (224)                (880)                 (21)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (7,829)             (38,535)                 (80)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,945                8,067                  591
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (2,884)             (30,468)                 511
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,108)             (31,348)                 490
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             318                2,085                   43
 Contract Owner Withdrawals                                                        (929)              (3,565)                 (51)
 Net Transfers In (Out) (Note 4)                                                  5,524               (2,283)              33,819
 Contract Charges (Note 3)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,913               (3,763)              33,811
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,805              (35,111)              34,301
Net Assets, Beginning of Period                                                  12,838               63,660                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            14,643  $            28,549  $            34,301
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of thirty-nine investment divisions (forty-one during the year) that support three annuity contracts - Retirement Plus, Retirement Power, and Retirement Optimizer. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc. - Sixteen of the investment divisions (eighteen during the year) each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ( "Merrill Variable Funds" ). The investment Advisor to Merrill Variable Funds is Merrill Lynch Investment Managers , L.P. ( "MLIM" ), an indirect subsidiary of Merrill Lynch & Co. The investment divisions are as follows:

             Fund            Retirement   Retirement   Retirement
                                Plus        Power      Optimizer
   Domestic Money Market     Available    Available    Available
   V.I. Fund (1)
   Core Bond V.I. Fund (1),  Available    Available    Available
   (4)
   High Current Income V.I.  Available       Not          Not
   Fund (1)                               Available    Available
   Large Cap Core V.I. Fund  Available       Not          Not
   (1),(3)                                Available    Available
   Small Cap Value V.I.      Available    Available    Available
   Fund (1)
   American Balanced V.I.    Available       Not          Not
   Fund (1),(2)                           Available    Available
   Global Allocation V.I.    Available       Not          Not
   Fund (1)                               Available    Available
   Utilities and Telecom     Available       Not          Not
   V.I. Fund (1),(2)                      Available    Available
   Basic Value V.I. Fund     Available    Available    Available
   (1)
   Government Bond V.I.      Available    Available    Available
   Fund (1)
   Developing Cap Markets    Available       Not          Not
   V.I. Fund (1),(2)                      Available    Available
   Index 500 V.I. Fund (1)   Available    Available    Available
   Global Growth V.I. Fund   Available       Not          Not
   (1)                                    Available    Available
   Focus Twenty Select V.I.  Available       Not          Not
   Fund  (1)                              Available    Available
   Large Cap Value V.I.      Available       Not          Not
   Fund (1)                               Available    Available
   Fundamental Growth V.I.   Available    Available    Available
   Fund (1)

   (1) Effective May 1, 2002, the Merrill Lynch Variable Series Funds, Inc. renamed the investment divisions as follows:
     - The Domestic Money Market Fund was renamed the Domestic Money Market V.I. Fund.
     -  The Core Bond Focus  Fund was  renamed the Core Bond
        V.I. Fund.
     -  The  High Current Income Fund was  renamed the  High
        Current Income V.I. Fund.
     -  The Large Cap Core Focus  Fund was renamed the Large
        Cap Core V.I. Fund.
     -  The Small Cap Value Focus Fund was renamed the Small
        Cap Value V.I. Fund.
     -  The American Balanced Fund was renamed  the American
        Balanced V.I. Fund.
     - The Global Allocation Focus Fund was renamed the Global Allocation V.I. Fund.
     - The Utilities and Telecommunications Focus Fund was renamed the Utilities and Telecommunications V.I. Fund.
     -  The  Basic Value  Focus Fund  was  renamed the Basic
        Value V.I. Fund.
     -  The Government Bond Fund was renamed the  Government
        Bond V.I. Fund.
     - The Developing Capital Markets Focus Fund was renamed the Developing Capital Markets V.I. Fund.
     -  The Index 500  Fund  was renamed  the Index 500 V.I.
        Fund.
     -  The Global Growth Focus Fund was renamed the  Global
        Growth V.I. Fund.
     -  The Focus Twenty Select Fund was renamed  the  Focus
        Twenty V.I. Fund.
     -  The Large Cap Value Focus Fund was renamed the Large
        Cap Value V.I. Fund.
     - The Fundamental Growth Focus Fund was renamed the Fundamental Growth V.I. Fund.
   (2) Prior to the periods included in these financial statements, the Developing Capital Markets V.I. Fund ,American Balanced V.I. Fund and Utilities & Telecommunications V.I. Fund were closed to allocations of premiums and contract value.
   (3) Following the close of business on April 30, 2002, Natural Resources Focus Fund was liquidated and substituted into Large Cap Core V.I. Fund.
   (4) Following the close of business on April 30, 2002, Global Bond Focus Fund was liquidated and substituted into Core Bond V.I. Fund.

   - Mercury Variable Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury Variable Trust ("Mercury Trust"). The investment advisor to Mercury Trust is Mercury Advisors, a division of MLIM. Effective May 1, 2002, the Mercury HW International Value VIP Portfolio was renamed the Mercury International Value V.I. Fund.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       Mercury HW            Available    Available    Available
       International Value
       V.I. Fund

   - Mercury V.I. Funds, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury V.I. Funds , Inc. ("Mercury V.I."). The investment advisor to Mercury V.I. is Fund Asset Management, L.P. , an indirect subsidiary of Merrill Lynch & Co. Effective May 1, 2002, the Large Cap Growth Focus Fund was renamed the Merrill Lynch Large Cap Growth V.I. Fund.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       Merrill Lynch Large   Available       Not          Not
       Cap Growth V.I.                    Available    Available
       Fund

   - Alliance Variable Products Series Fund, Inc. - Four of the investment divisions each invest in the shares of a single mutual fund portfolio of the Alliance Variable Product Series Funds, Inc. ("Alliance"). The investment advisor to Alliance is Alliance Capital Management, L.P

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       Quasar Portfolio      Available       Not          Not
                                          Available    Available
       Premier Growth        Available    Available    Available
       Portfolio
       Growth and Income        Not       Available    Available
       Portfolio             Available
       Technology            Available       Not          Not
       Portfolio                          Available    Available

   - MFS Variable Insurance Trust - Three of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ( "MFS" ). The investment advisor to MFS is Massachusetts Financial Services Company.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       MFS Emerging Growth   Available    Available    Available
       Series
       MFS Research Series   Available       Not          Not
                                          Available    Available
       MFS Investors Trust      Not       Available    Available
       Series                Available

   - AIM Variable Insurance Funds - Three of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds ("AIM"). The investment advisor to AIM is AIM Advisors ,Inc. Effective May 1, 2002,(i)the AIM V.I. Value Fund was renamed the AIM V.I. Premier Equity Fund and (ii) the AIM V.I. International Equity Fund was renamed the AIM V.I. International Growth Fund.

               Fund          Retirement  Retirement   Retirement
                                Plus        Power      Optimizer
       AIM V.I. Premier      Available    Available    Available
       Equity Fund
       AIM V.I. Capital      Available       Not          Not
       Appreciation Fund                  Available    Available
       AIM V.I.                 Not       Available    Available
       International Growth  Available
       Fund

   - Davis Variable Account Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis Variable Account Fund, Inc. ("Davis"). The investment advisor to Davis is Davis Selected Advisers, L.P.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Davis Value           Available    Available    Available
       Portfolio

   - PIMCO Variable Insurance Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Variable Insurance Trust ( "PIMCO" ). The investment advisor to PIMCO is Pacific Investment Management Company. Effective May 1, 2002, the Total Return Bond Portfolio was renamed the Total Return Portfolio.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Total Return          Available    Available    Available
       Portfolio

   - Seligman Portfolios , Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Portfolios , Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Seligman Small-Cap       Not       Available    Available
       Value Portfolio       Available

   - Delaware VIP Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Delaware VIP Trust ("Delaware"). The investment advisor to Delaware is Delaware Management Company. Effective May 1, 2002, the Trend Series was renamed the VIP Trend Series.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Delaware VIP Trend       Not       Available    Available
       Series                Available

   - Van Kampen Life Investment Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Life Investment Trust ( "Van Kampen" ) . The investment advisor to Van Kampen is Van Kampen Asset Management, Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Emerging Growth          Not       Available    Available
       Portfolio             Available

   - American Century Variable Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Variable Portfolios, Inc. ("American Century"). The investment advisor to American Century is American Century Investment Management, Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       VP International      Available       Not          Not
       Fund                               Available    Available

   - MLIG Variable Insurance Trust - Five of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust ("MLIG Variable Trust"). The investment advisor to MLIG Variable Trust is Roszel Advisers , LLC, an indirect subsidiary of Merrill Lynch & Co. The JP Morgan Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio , Lord Abbett Mid Cap Value Portfolio , PIMCO Small Cap Value Portfolio , and Seligman Mid Cap Growth Portfolio commenced operations on July 1, 2002.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Roszel / J P Morgan   Available    Available    Available
       Small Cap Growth
       Porfolio
       Roszel / Lord            Not       Available    Available
       Abbett Bond           Available
       Debenture Portfolio
       Roszel / Lord         Available    Available    Available
       Abbett Mid Cap
       Value Portfolio
       Roszel / PIMCO        Available    Available    Available
       Small Cap Value
       Portfolio
       Roszel / Seligman     Available    Available    Available
       Mid Cap Growth
       Portfolio

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges to cover these risks. Additionally, Merrill Lynch Life deducts daily charges to reimburse Merrill Lynch Life for costs associated with the establishment and administration of Contracts investing in Separate Account A. Daily charges deducted at annual rates to cover these risks and charges are as follows:

                                                   Annual
                                                   Rates
   Retirement Plus Contracts - mortality and       1.25%
   expense risks
   Retirement Plus Contracts - administrative      0.10%
   charge
   Retirement Power Contracts - mortality and
   expense risks and administrative charge         1.59%
   Retirement Optimizer Contracts - mortality and  1.55%
   expense risks and administrative charge

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. Merrill Lynch Life will waive the contract maintenance charge if the following conditions are met:

   - Retirement Plus Contracts - The Contract value is equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   - Retirement Power and Retirement Optimizer Contracts - The greater of (i) the Contract value or (ii) premiums less withdrawals is equal to or greater than $25,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Charges  for transfers  among  the  Separate  Account   A
   investment divisions vary by contract type as follows:

   - Retirement Plus Contracts - Contract owners may make up to six transfers among investment divisions per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer.

   - Retirement Power and Retirement Optimizer Contracts - Contract owners may make up to twelve transfers among investment divisions per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer.

   Contract owners may select the Estate Enhancer Benefit, which provides coverage in addition to that provided by the death benefit. Merrill Lynch Life will deduct a charge equal to 0.25% of the average Contract value at the end of each of the prior four contract quarters. A pro rata charge is collected upon the termination of the rider or the Contract.

4. NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the Reserve Assets Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate
   Account A investment divisions.

5. INVESTMENTS IN SEPARATE ACCOUNT

   The $5.7 million in net assets retained by Merrill Lynch Life in Separate Account A represent an investment by Merrill Lynch Life in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks and may be transferred to Merrill Lynch Life's General Account.


6.  PURCHASES AND SALES OF INVESTMENTS

The cost  of purchases and proceeds from sales of investments  for the year ended December 31, 2002 (or lesser time period, if applicable) were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Domestic Money Market V.I. Fund                                     $           390,955  $           428,441
Core Bond V.I. Fund                                                              89,331               91,179
High Current Income V.I. Fund                                                    33,980               84,374
Large Cap Core V.I. Fund                                                         16,707               70,104
Small Cap Value V.I. Fund                                                        74,511              159,312
American Balanced V.I. Fund                                                       2,475               20,224
Natural Resources Focus Fund                                                         50               23,085
Global Allocation V.I. Fund                                                      15,114               39,916
Utilities and Telecommunications V.I. Fund                                        2,656               11,925
Global Bond Focus Fund                                                              423               47,478
Basic Value V.I. Fund                                                            83,971              107,392
Government Bond V.I. Fund                                                       173,731               91,061
Developing Capital Markets V.I. Fund                                                 91                5,966
Index 500 V.I. Fund                                                              24,824               74,110
Global Growth V.I. Fund                                                           9,954               20,743
Focus Twenty V.I. Fund                                                              763                2,932
Large Cap Value V.I. Fund                                                        54,453                3,514
Fundamental Growth V.I. Fund                                                    100,506               24,075
Mercury International Value V.I. Fund                                           118,192              175,506
Merrill Lynch Large Cap Growth V.I. Fund                                          7,382                3,920
Quasar Portfolio                                                                  2,457               37,318
Premier Growth Portfolio                                                         11,141              127,163
Growth and Income Portfolio                                                      23,097               34,238
Technology Portfolio                                                              2,193               18,298
MFS Emerging Growth Series                                                       31,848               77,630
MFS Research Series                                                               1,012               55,824
MFS Investors Trust Series                                                        2,439                1,658
AIM V.I. Premier Equity Fund                                                      4,595               97,665
AIM V.I. Capital Appreciation Fund                                                1,785               29,410
AIM V.I. International Growth Fund                                               58,937               61,254
Davis Value Portfolio                                                            23,795               19,209
Total Return Portfolio                                                          162,533               76,347
Seligman Small-Cap Value Portfolio                                               32,115               50,051
Delaware VIP Trend Series                                                        45,291               60,049
Emerging Growth Portfolio                                                         7,878                9,397
VP International Fund                                                             8,663                3,071
Roszel / JP Morgan Small Cap Growth Portfolio                                    51,015                6,908
Roszel / Lord Abbett Bond Debenture Portfolio                                     1,813                  287
Roszel / Lord Abbett Mid Cap Value Portfolio                                    106,270                8,210
Roszel / PIMCO Small Cap Value Portfolio                                         55,630                1,626
Roszel / Seligman Mid Cap Growth Portfolio                                       16,117                1,980
                                                                    -------------------- --------------------
                                                                    $         1,850,693  $         2,262,850
                                                                    ==================== ====================


7. UNIT VALUES

The following is a summary of  unit values and  units outstanding for the variable  annuity contract. Information shown  includes investment  income ( excluding distributions of capital gains) and  the  annualized contract expenses of the separate account, as a  percentage of average  net assets, excluding expenses of the underlying funds  and charges  made  directly  to  contract owner accounts through  the redemption  of units  for the  period  ended  December  31, or a  lesser time  period, if  applicable.  The recognition  of investment income by the sub-account is affected by the timing of the  declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated  on a prospective basis and is presented for the years  2002 and 2001. For  all funds  excluding Domestic Money Market V.I. Fund, total return calculations represent the one year total return (or from inception to December 31 if less than one year) and do not reflect contingent deferred sales charges. Total return  calculations for  the Domestic Money  Market V.I. Fund  represent the  yield  for the seven day period ended December 31.


(In thousands, except unit values)

Domestic Money Market V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          37,214 $    10.01 $      13.77  $    484,632      1.45 %     1.48 %      1.35%   1.59 %     -0.64 %    -0.50 %
    2001          40,534      10.01        13.75       522,118      2.03       3.71        1.35    1.59        0.24       0.38
    2000          32,984      10.34        13.41       419,237                             1.35    1.59        4.46       4.60
    1999          33,182      12.82        12.82       425,392                             1.35    1.35        4.02       4.02
    1998          30,449      12.39        12.39       377,265                             1.35    1.35        3.41       3.41

Core Bond V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          33,433 $    10.50 $      18.18  $    605,699      4.13 %     4.74 %      1.35%   1.59 %      7.84 %     8.05 %
    2001          34,517      16.82        16.82       580,556      5.52       5.52        1.35    1.35        5.14       5.14
    2000          28,210      15.98        15.98       450,800                             1.35    1.35        8.43       8.43
    1999          32,859      14.72        14.72       483,690                             1.35    1.35       -3.76      -3.76
    1998          34,325      15.28        15.28       524,483                             1.35    1.35        6.30       6.30


High Current Income V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          15,248 $    15.47 $      15.47  $    235,877     10.38 %    10.38 %      1.35%   1.35 %     -2.83 %    -2.83 %
    2001          20,369      15.91        15.91       324,139     10.66      10.66        1.35    1.35        2.51       2.51
    2000          23,373      15.51        15.51       362,518                             1.35    1.35       -8.42      -8.42
    1999          26,536      16.92        16.92       448,983                             1.35    1.35        4.43       4.43
    1998          29,043      16.18        16.18       469,916                             1.35    1.35       -4.48      -4.48



7. UNIT VALUES (continued)

Large Cap Core V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          19,456 $    19.23 $      19.23  $    374,071      0.75 %     0.75 %      1.35%   1.35 %    -18.14 %   -18.14 %
    2001          21,873      23.47        23.47       513,463      0.77       0.77        1.35    1.35       -8.73      -8.73
    2000          25,660      25.70        25.70       659,473                             1.35    1.35      -11.15     -11.15
    1999          28,750      28.89        28.89       830,595                             1.35    1.35       29.54      29.54
    1998          33,613      22.28        22.28       748,899                             1.35    1.35       13.92      13.92

Small Cap Value V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          16,685 $     8.57 $      22.31  $    368,071      0.00 %     0.00 %      1.35%   1.59 %    -24.96 %   -24.82 %
    2001          20,951      29.66        29.66       621,461      4.72       4.72        1.35    1.35       28.00      28.00
    2000          22,009      23.15        23.15       509,516                             1.35    1.35       13.10      13.10
    1999          22,647      20.45        20.45       463,130                             1.35    1.35       32.22      32.22
    1998          25,287      15.45        15.45       390,688                             1.35    1.35       -7.85      -7.85

American Balanced V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           5,238 $    15.16 $      15.16  $     79,437      2.54 %     2.54 %      1.35%   1.35 %    -14.88 %   -14.88 %
    2001           6,380      17.81        17.81       113,608      2.51       2.51        1.35    1.35       -8.73      -8.73
    2000           5,917      19.49        19.49       115,322                             1.35    1.35       -3.09      -3.09
    1999           7,254      20.09        20.09       145,737                             1.35    1.35        7.16       7.16
    1998           8,812      18.73        18.73       165,041                             1.35    1.35       11.93      11.93

Natural Resources Focus Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002               0 $     0.00 $       0.00  $          0      0.00 %     0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2001             665      15.29        15.29        10,170      0.17       0.17        1.35    1.35      -12.28     -12.28
    2000             841      17.42        17.42        14,654                             1.35    1.35       37.17      37.17
    1999           1,055      12.68        12.68        13,375                             1.35    1.35       24.94      24.94
    1998           1,412      10.14        10.14        14,314                             1.35    1.35      -16.52     -16.52



7. UNIT VALUES (continued)

Global Allocation V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          20,902 $    14.81 $      14.81  $    309,557      3.30 %     3.30 %      1.35%   1.35 %     -9.42 %    -9.42 %
    2001          22,995      16.34        16.34       375,795      1.36       1.36        1.35    1.35      -10.18     -10.18
    2000          26,893      18.18        18.18       488,920                             1.35    1.35      -10.92     -10.92
    1999          31,676      20.38        20.38       645,549                             1.35    1.35       19.63      19.63
    1998          40,350      17.02        17.02       686,749                             1.35    1.35        7.31       7.31

Utilities and Telecommunications V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           2,510 $    14.44 $      14.44  $     36,231      3.49 %     3.49 %      1.35%   1.35 %    -19.90 %   -19.90 %
    2001           3,227      18.01        18.01        58,127      4.51       4.51        1.35    1.35      -15.26     -15.26
    2000           4,076      21.24        21.24        86,582                             1.35    1.35       -4.11      -4.11
    1999           5,103      22.12        22.12       112,877                             1.35    1.35       11.01      11.01
    1998           6,354      19.91        19.91       126,512                             1.35    1.35       22.27      22.27

International Equity Focus Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002                                                 Division was not available
    2001               0 $     0.00 $       0.00  $          0      0.00 %     0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2000           8,131      13.20        13.20       107,332                             1.35    1.35      -18.47     -18.47
    1999          10,055      16.18        16.18       162,691                             1.35    1.35       35.65      35.65
    1998          13,704      11.91        11.91       163,214                             1.35    1.35        6.25       6.25

Global Bond Focus Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002               0 $     0.00 $       0.00  $          0      0.00 %     0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2001           2,023      11.68        11.68        23,623      3.44       3.44        1.35    1.35       -4.60      -4.60
    2000           2,519      12.23        12.23        30,812                             1.35    1.35       -1.07      -1.07
    1999           3,372      12.35        12.35        41,642                             1.35    1.35       -9.50      -9.50
    1998           4,522      13.63        13.63        61,632                             1.35    1.35       11.00      11.00



7. UNIT VALUES (continued)

Basic Value V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          36,425 $     9.08 $      23.06  $    760,127      0.94 %     1.30 %      1.35%   1.59 %    -19.07 %   -18.91 %
    2001          37,119      11.21        28.42       983,212      4.02      24.28        1.35    1.59        2.60      14.13
    2000          33,102      10.93        27.63       896,758                             1.35    1.59        9.29      11.03
    1999          32,438      24.86        24.86       806,414                             1.35    1.35       19.37      19.37
    1998          28,219      20.81        20.81       587,239                             1.35    1.35        7.87       7.87

Government Bond V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          35,717 $    10.67 $      16.29  $    536,701      5.77 %     6.06 %      1.35%   1.59 %      8.05 %     8.25 %
    2001          31,155       9.87        15.04       437,252      5.45       7.75        1.35    1.59       -1.26       5.48
    2000          21,806      10.76        14.24       308,183                             1.35    1.59        7.60       9.90
    1999          26,087      12.95        12.95       337,825                             1.35    1.35       -3.21      -3.21
    1998          24,287      13.36        13.36       324,470                             1.35    1.35        7.20       7.20

Developing Capital Markets V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           2,543 $     6.54 $       6.54  $     16,619      0.38 %     0.38 %      1.35%   1.35 %    -11.49 %   -11.49 %
    2001           3,314       7.38         7.38        24,464      0.86       0.86        1.35    1.35        0.00       0.00
    2000           4,531       7.37         7.37        33,391                             1.35    1.35      -29.72     -29.72
    1999           8,168      10.48        10.48        85,602                             1.35    1.35       63.14      63.14
    1998           8,301       6.42         6.42        53,294                             1.35    1.35      -30.40     -30.40

Index 500 V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          22,860 $     5.75 $      11.82  $    242,493      1.13 %     2.48 %      1.35%   1.59 %    -23.63 %   -23.48 %
    2001          27,146       7.53        15.44       372,452      0.91      12.40        1.35    1.59      -13.67       7.00
    2000          24,674       8.72        17.85       422,498                             1.35    1.59      -12.81     -10.67
    1999          22,901      19.96        19.96       457,104                             1.35    1.35       18.77      18.77
    1998          19,261      16.79        16.79       323,398                             1.35    1.35       26.43      26.43



7. UNIT VALUES (continued)

Global Growth V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          10,257 $     6.67 $       6.67  $     68,404      0.11 %     0.11 %      1.35%   1.35 %    -28.74 %   -28.74 %
    2001          11,433       9.35         9.35       106,948      0.57       0.57        1.35    1.35      -24.15     -24.15
    2000          19,604      12.32        12.32       241,520                             1.35    1.35      -16.22     -16.22
    1999          11,159      14.69        14.69       163,920                             1.35    1.35       36.70      36.70
    1998           1,299      10.74        10.74        13,950                             1.35    1.35       13.02      13.02


Balanced Capital Focus Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002                                                 Division was not available
    2001               0 $     0.00 $       0.00  $          0      0.00 %     0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2000           3,063      10.82        10.82        33,142                             1.35    1.35        4.90       4.90
    1999           2,999      10.30        10.30        30,886                             1.35    1.35        6.30       6.30
    1998           1,724       9.68         9.68        16,691                             1.35    1.35       -5.60      -5.60

Focus Twenty V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           2,873 $     1.37 $       1.37  $      3,922      0.00 %     0.00 %      1.35%   1.35 %    -39.81 %   -39.81 %
    2001           4,035       2.27         2.27         9,146      0.00       0.00        1.35    1.35      -69.69     -69.69
    2000           7,844       7.47         7.47        58,591                             1.35    1.35      -25.35     -25.35

Large Cap Value V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           6,809 $     8.48 $       8.48  $     57,719      0.87 %     0.87 %      1.35%   1.35 %    -13.83 %   -13.83 %
    2001           1,258       9.83         9.83        12,371      1.61       1.61        1.35    1.35       -1.78      -1.78



7. UNIT VALUES (continued)

Fundamental Growth V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          30,690 $     5.27 $       7.54  $    177,951      0.09 %     0.13 %      1.35%   1.59 %    -28.66 %   -28.52 %
    2001          18,045       7.38        10.56       145,115      0.34       4.65        1.35    1.59      -19.42       5.60
    2000           3,239       9.16         9.16        29,666                             1.59    1.59       -8.35      -8.35

Mercury International Value V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          23,117 $     7.78 $       9.10  $    199,255      3.69 %     3.90 %      1.35%   1.59 %    -12.94 %   -12.77 %
    2001          30,225       8.94        10.45       297,657      4.63       5.35        1.35    1.59      -14.29       4.49
    2000          27,703      10.43        11.56       319,486                             1.35    1.59        1.39       4.29
    1999          22,678      11.39        11.39       258,302                             1.35    1.35       19.93      19.93
    1998          28,051       9.49         9.49       266,206                             1.35    1.35       -8.92      -8.92


Merrill Lynch Large Cap Growth V.I. Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           3,896 $     6.72 $       6.72  $     26,178      0.00 %     0.00 %      1.35%   1.35 %    -24.46 %   -24.46 %
    2001           3,381       8.89         8.89        30,051      0.03       0.03        1.35    1.35      -10.64     -10.64
    2000           3,371       9.94         9.94        33,510                             1.35    1.35      -17.15     -17.15
    1999             983      11.98        11.98        11,771                             1.35    1.35       39.80      39.80

2000 ML Select Ten V.I. Trust
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002                                                 Division was not available
    2001                                              Division matured during the year
    2000           2,176 $    10.67 $      10.67  $     23,219                             1.35%   1.35 %     13.54 %    13.54 %



7. UNIT VALUES (continued)

1999 ML Select Ten V.I. Trust
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002                                                 Division was not available
    2001                                                 Division was not available
    2000                                              Division matured during the year
    1999           6,451 $     9.39 $       9.39  $     60,577                             1.35%   1.35 %     -7.34 %    -7.34 %

Quasar Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           7,563 $     5.31 $       5.31  $     40,173      0.00 %     0.00 %      1.35%   1.35 %    -32.72 %   -32.72 %
    2001          13,474       7.89         7.89       106,333      3.44       3.44        1.35    1.35      -14.02     -14.02
    2000          15,221       9.17         9.17       139,581                             1.35    1.35       -7.44      -7.44
    1999           7,761       9.90         9.90        76,829                             1.35    1.35       15.39      15.39
    1998           1,208       8.57         8.57        10,354                             1.35    1.35      -23.80     -23.80

Premier Growth Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          37,887 $     4.29 $      11.58  $    393,423      0.00 %     0.00 %      1.35%   1.59 %    -31.74 %   -31.61 %
    2001          46,744       6.29        16.92       713,687      5.27       5.42        1.35    1.59      -18.52       8.66
    2000          49,900       7.71        20.72       956,224                             1.35    1.59      -22.86     -17.78
    1999          42,584      25.17        25.17     1,071,837                             1.35    1.35       30.41      30.41
    1998          32,446      19.28        19.28       625,558                             1.35    1.35       45.84      45.84

Growth and Income Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           5,345 $     8.14 $       8.18  $     43,683      0.56 %     0.60 %      1.55%   1.59 %    -23.28 %   -23.25 %
    2001           6,369      10.61        10.66        67,866      1.63       1.63        1.55    1.59       -1.24       6.09
    2000           2,339      10.79        10.79        25,235                             1.59    1.59        7.90       7.90



7. UNIT VALUES (continued)

Technology Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002             411 $     4.65 $       4.65  $      1,914      0.00 %     0.00 %      1.35%   1.35 %    -42.52 %   -42.52 %
    2001           3,408       8.09         8.09        27,573      1.15       1.15        1.35    1.35      -19.18     -19.18

MFS Emerging Growth Series
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          16,754 $     3.28 $       9.28  $    131,697      0.00 %     0.00 %      1.35%   1.59 %    -34.81 %   -34.68 %
    2001          21,848       5.03        14.21       270,326      6.60       6.76        1.35    1.59      -34.54      14.69
    2000          25,334       7.68        21.65       501,057                             1.35    1.59      -23.18     -20.76
    1999          17,749      27.30        27.30       484,546                             1.35    1.35       74.17      74.17
    1998          13,341      15.66        15.66       208,920                             1.35    1.35       32.23      32.23

MFS Research Series
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          13,792 $     9.67 $       9.67  $    133,431      0.28 %     0.28 %      1.35%   1.35 %    -25.59 %   -25.59 %
    2001          18,733      12.99        12.99       243,427      1.23       1.23        1.35    1.35      -22.39     -22.39
    2000          21,793      16.73        16.73       364,596                             1.35    1.35       -6.22      -6.22
    1999          17,139      17.82        17.82       305,417                             1.35    1.35       22.26      22.26
    1998          14,323      14.56        14.56       208,538                             1.35    1.35       21.61      21.61

MFS Investors Trust Series
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           1,843 $     6.20 $       8.14  $     11,612      0.47 %     0.55 %      1.55%   1.59 %    -22.21 %   -22.18 %
    2001           1,748       7.98        10.46        13,999      2.88       2.88        1.55    1.59      -17.29       4.64
    2000             760       9.64         9.64         7,328                             1.59    1.59       -3.58      -3.58



7. UNIT VALUES (continued)

AIM V.I. Premier Equity Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          20,694 $     4.59 $      10.48  $    197,190      0.28 %     0.62 %      1.35%   1.59 %    -31.36 %   -31.23 %
    2001          28,645       6.69        15.22       401,919      0.12       0.14        1.35    1.59      -13.95       6.02
    2000          29,523       7.78        17.65       493,364                             1.35    1.59      -22.22     -15.87
    1999          26,007      20.96        20.96       545,096                             1.35    1.35       28.03      28.03
    1998          18,124      16.35        16.35       296,321                             1.35    1.35       30.50      30.50

AIM V.I. Capital Appreciation Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           8,026 $     9.36 $       9.36  $     75,127      0.00 %     0.00 %      1.35%   1.35 %    -25.41 %   -25.41 %
    2001          10,502      12.54        12.54       131,727      0.00       0.00        1.35    1.35      -24.39     -24.39
    2000          12,693      16.57        16.57       210,322                             1.35    1.35      -12.19     -12.19
    1999           8,479      18.86        18.86       159,921                             1.35    1.35       42.53      42.53
    1998           7,273      13.22        13.22        96,152                             1.35    1.35       17.59      17.59

AIM V.I. International Growth Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           3,314 $     4.74 $       8.47  $     16,131      0.54 %     0.78 %      1.55%   1.59 %    -17.01 %   -16.97 %
    2001           3,669       5.71        10.20        20,994      2.62       2.62        1.55    1.59      -24.75       1.99
    2000           2,746       7.59         7.59        20,844                             1.59    1.59      -24.13     -24.13

Davis Value Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          14,168 $     7.05 $       8.87  $    105,382      0.65 %     1.03 %      1.35%   1.59 %    -17.58 %   -17.43 %
    2001          13,728       8.56        10.76       122,509      0.50       4.65        1.35    1.59      -11.82       7.56
    2000           3,024       9.70         9.70        29,329                             1.59    1.59       -2.96      -2.96



7. UNIT VALUES (continued)

Total Return Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          18,934 $    10.51 $      12.27  $    213,676      4.02 %     4.08 %      1.35%   1.59 %      7.37 %     7.57 %
    2001          10,685       9.93        11.43       121,586      7.49      19.49        1.55    1.59       -0.71       6.70
    2000           4,134      10.72        10.72        44,312                             1.59    1.59        7.16       7.16

Seligman Small-Cap Value Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           2,971 $     9.98 $      12.29  $     35,856      0.00 %     0.00 %      1.55%   1.59 %    -16.71 %   -16.67 %
    2001           4,889      11.98        14.75        71,707      0.47       2.33        1.55    1.59       19.78      21.56
    2000             743      12.14        12.14         9,018                             1.59    1.59       21.38      21.38

Delaware VIP Trend Series
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           2,304 $     5.33 $       9.26  $     13,189      0.00 %     0.00 %      1.55%   1.59 %    -21.20 %   -21.17 %
    2001           2,145       6.77        11.74        14,643      0.00       0.00        1.55    1.59      -16.68      17.41
    2000           1,581       8.12         8.12        12,838                             1.59    1.59      -18.78     -18.78

Emerging Growth Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           4,754 $     3.47 $       7.09  $     16,915      0.24 %     0.33 %      1.55%   1.59 %    -33.55 %   -33.53 %
    2001           5,449       5.22        10.66        28,549      0.11       0.11        1.55    1.59      -32.58       6.58
    2000           8,225       7.74         7.74        63,660                             1.59    1.59      -22.61     -22.61

VP International Fund
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           5,042 $     6.37 $       6.37  $     32,092      0.73 %     0.73 %      1.35%   1.35 %    -21.48 %   -21.48 %
    2001           4,233       8.10         8.10        34,301      0.00       0.00        1.35    1.35      -19.06     -19.06



7. UNIT VALUES (continued)

Roszel / JP Morgan Small Cap Growth Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           4,758 $     8.43 $       8.44  $     40,162      0.00 %     0.00 %      1.35%   1.59 %    -15.68 %   -15.62 %

Roszel / Lord Abbett Bond Debenture Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002             138 $    10.49 $      10.49  $      1,449      4.65 %     5.96 %      1.55%   1.59 %      4.90 %     4.92 %

Roszel / Lord Abbett Mid Cap Value Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002          10,841 $     8.96 $       8.97  $     97,202      0.00 %     0.00 %      1.35%   1.59 %    -10.42 %   -10.35 %

Roszel / PIMCO Small Cap Value Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           5,803 $     9.32 $       9.33  $     54,079      1.88 %     2.79 %      1.35%   1.59 %     -6.84 %    -6.78 %

Roszel / Seligman Mid Cap Growth Portfolio
----------------------------------------------------------------

                                                                     Investment             Expense                Total
December 31, Units(000's)      Unit Value           Net Assets      Income Ratio             Ratio                Return
             --------------------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)     Lowest    Highest      Lowest  Highest     Lowest    Highest
             --------------------------------------------------------------------------------------------------------------------
    2002           1,468 $     9.11 $       9.12  $     13,390      0.00 %     0.00 %      1.35%   1.59 %     -8.93 %    -8.87 %



8. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2002 and 2001 were as follows:



                                    Domestic         Core           High          Large        Small Cap       American
                                     Money           Bond         Current        Cap Core        Value         Balanced
                                     Market          V.I.          Income          V.I.           V.I.           V.I.
                                    V.I Fund         Fund        V.I. Fund         Fund           Fund           Fund
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001          32,984         28,210         23,373         25,660         22,009          5,917
Activity during 2001:
     Issued                            123,371          7,892            543            193          1,462          1,928
     Redeemed                         (115,821)        (1,585)        (3,547)        (3,980)        (2,520)        (1,465)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001        40,534         34,517         20,369         21,873         20,951          6,380
Activity during 2002:
     Issued                             33,662          4,276            341            608          4,729              3
     Redeemed                          (36,982)        (5,360)        (5,462)        (3,025)        (8,995)        (1,145)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002        37,214         33,433         15,248         19,456         16,685          5,238
                                 ============== ============== ============== ============== ============== ==============


8. UNITS ISSUED AND REDEEMED (continued)


                                    Natural        Global      Utilities and  International      Global         Basic
                                   Resources      Allocation      Telecom         Equity          Bond          Value
                                     Focus           V.I.           V.I.          Focus          Focus           V.I.
                                      Fund           Fund           Fund           Fund           Fund           Fund
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001             841         26,893          4,076          8,131          2,519         33,102
Activity during 2001:
     Issued                                  0             82              0              0              9          7,907
     Redeemed                             (176)        (3,980)          (849)        (8,131)          (505)        (3,890)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001           665         22,995          3,227              0          2,023         37,119
Activity during 2002:
     Issued                                  1            342              0              0              0          4,782
     Redeemed                             (666)        (2,435)          (717)             0         (2,023)        (5,476)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002             0         20,902          2,510              0              0         36,425
                                 ============== ============== ============== ============== ============== ==============


8. UNITS ISSUED AND REDEEMED (continued)


                                   Government     Developing       Index          Global        Balanced        Focus
                                      Bond      Capital Markets     500           Growth        Capital         Twenty
                                      V.I.           V.I.           V.I.           V.I.          Focus           V.I.
                                      Fund           Fund           Fund           Fund           Fund           Fund
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001          21,806          4,531         24,674         19,604          3,063          7,844
Activity during 2001:
     Issued                             12,204            167          5,661            674            368          3,112
     Redeemed                           (2,855)        (1,384)        (3,189)        (8,845)        (3,431)        (6,921)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001        31,155          3,314         27,146         11,433              0          4,035
Activity during 2002:
     Issued                             11,073              2          2,515          1,362              0            436
     Redeemed                           (6,511)          (773)        (6,801)        (2,538)             0         (1,598)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002        35,717          2,543         22,860         10,257              0          2,873
                                 ============== ============== ============== ============== ============== ==============


8. UNITS ISSUED AND REDEEMED (continued)

                                                                              Merrill Lynch
                                   Large Cap     Fundamental      Mercury       Large Cap         2000
                                     Value          Growth     International      Growth       ML Select
                                      V.I.           V.I.        Value V.I.        V.I.         Ten V.I.        Quasar
                                      Fund           Fund           Fund           Fund          Trust        Portfolio
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001               0          3,239         27,703          3,371          2,176         15,221
Activity during 2001:
     Issued                              1,284         15,197         81,621            683            261          1,145
     Redeemed                              (26)          (391)       (79,099)          (673)        (2,437)        (2,892)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001         1,258         18,045         30,225          3,381              0         13,474
Activity during 2002:
     Issued                              5,811         16,117         12,463          1,006              0            380
     Redeemed                             (260)        (3,472)       (19,571)          (491)             0         (6,291)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002         6,809         30,690         23,117          3,896              0          7,563
                                 ============== ============== ============== ============== ============== ==============


8. UNITS ISSUED AND REDEEMED (continued)


                                                                                   MFS                           MFS
                                    Premier       Growth and                     Emerging         MFS         Investors
                                     Growth         Income       Technology       Growth        Research        Trust
                                   Portfolio      Portfolio      Portfolio        Series         Series         Series
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001          49,900          2,339              0         25,334         21,793            760
Activity during 2001:
     Issued                              3,913         10,722          3,497          5,292            725          2,257
     Redeemed                           (7,069)        (6,692)           (89)        (8,778)        (3,785)        (1,269)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001        46,744          6,369          3,408         21,848         18,733          1,748
Activity during 2002:
     Issued                              1,240          2,432            342          6,431             48            322
     Redeemed                          (10,097)        (3,456)        (3,339)       (11,525)        (4,989)          (227)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002        37,887          5,345            411         16,754         13,792          1,843
                                 ============== ============== ============== ============== ============== ==============


8. UNITS ISSUED AND REDEEMED (continued)


                                   AIM V.I.       AIM V.I.       AIM V.I.                                      Seligman
                                    Premier        Capital     International      Davis          Total        Small-Cap
                                     Equity      Appreciation      Growth         Value          Return         Value
                                      Fund           Fund           Fund        Portfolio      Portfolio      Portfolio
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001          29,523         12,693          2,746          3,024          4,134            743
Activity during 2001:
     Issued                              7,981            255         44,188         11,266          9,819          5,280
     Redeemed                           (8,859)        (2,446)       (43,265)          (562)        (3,268)        (1,134)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001        28,645         10,502          3,669         13,728         10,685          4,889
Activity during 2002:
     Issued                                589            204         11,463          2,823         14,681          2,343
     Redeemed                           (8,540)        (2,680)       (11,818)        (2,383)        (6,432)        (4,261)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002        20,694          8,026          3,314         14,168         18,934          2,971
                                 ============== ============== ============== ============== ============== ==============


8. UNITS ISSUED AND REDEEMED (continued)

                                                                                 Roszel /       Roszel /       Roszel /
                                    Delaware                                    JP Morgan     Lord Abbett    Lord Abbett
                                      VIP          Emerging          VP         Small Cap         Bond         Mid Cap
                                     Trend          Growth     International      Growth       Debenture        Value
                                     Series       Portfolio         Fund        Portfolio      Portfolio      Portfolio
(In thousands)                   -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at January 1, 2001           1,581          8,225              0              0              0              0
Activity during 2001:
     Issued                             10,597          9,540          4,271              0              0              0
     Redeemed                          (10,033)       (12,316)           (38)             0              0              0
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2001         2,145          5,449          4,233              0              0              0
Activity during 2002:
     Issued                              1,869          1,563          1,214          5,444            156         11,735
     Redeemed                           (1,710)        (2,258)          (405)          (686)           (18)          (894)
                                 -------------- -------------- -------------- -------------- -------------- --------------

Outstanding at December 31, 2002         2,304          4,754          5,042          4,758            138         10,841
                                 ============== ============== ============== ============== ============== ==============


8. UNITS ISSUED AND REDEEMED (continued)

                                    Roszel /       Roszel /
                                     PIMCO         Seligman
                                   Small Cap       Mid Cap
                                     Value          Growth
                                   Portfolio      Portfolio
(In thousands)                   -------------- --------------

Outstanding at January 1, 2001               0              0
Activity during 2001:
     Issued                                  0              0
     Redeemed                                0              0
                                 -------------- --------------

Outstanding at December 31, 2001             0              0
Activity during 2002:
     Issued                              5,918          1,661
     Redeemed                             (115)          (193)
                                 -------------- --------------

Outstanding at December 31, 2002         5,803          1,468
                                 ============== ==============

INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2002 and 2001, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche, LLP
New York, New York


February 24, 2003, except for Note 8, as to which the date is March 3, 2003

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2002 AND 2001
(Dollars in thousands, except common stock par value and shares)



ASSETS                                                                                    2002               2001
------                                                                             ---------------     ---------------
INVESTMENTS:
    Fixed maturity securities, at estimated fair value
       (amortized cost: 2002 - $1,844,077; 2001 - $2,009,129)                      $     1,856,732     $     2,007,123
    Equity securities, at estimated fair value
       (cost: 2002 - $112,903; 2001 - $167,959)                                            105,430             163,701
    Trading account securities, at estimated fair value                                     21,949              23,636
    Real estate held-for-sale                                                                    -              19,447
    Limited partnerships, at cost                                                           12,150              11,270
    Policy loans on insurance contracts                                                  1,143,663           1,194,478
                                                                                   ---------------     ---------------
       Total Investments                                                                 3,139,924           3,419,655

CASH AND CASH EQUIVALENTS                                                                  312,217             130,429
ACCRUED INVESTMENT INCOME                                                                   63,603              69,884
DEFERRED POLICY ACQUISITION COSTS                                                          404,220             470,938
FEDERAL INCOME TAXES - CURRENT                                                              39,905                   -
REINSURANCE RECEIVABLES                                                                      8,197               9,428
AFFILIATED RECEIVABLES - NET                                                                 3,040                   -
RECEIVABLES FROM SECURITIES SOLD                                                            10,072               2,317
OTHER ASSETS                                                                                37,399              41,912
SEPARATE ACCOUNTS ASSETS                                                                 9,079,285          11,305,453
                                                                                   ---------------     ---------------
TOTAL ASSETS                                                                       $    13,097,862     $    15,450,016
                                                                                   ===============     ===============




See accompanying notes to financial statements.


LIABILITIES AND STOCKHOLDER'S EQUITY                                                      2002               2001
------------------------------------                                               ---------------     ---------------
LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
       Policyholders' account balances                                             $     3,084,042     $     3,255,791
       Claims and claims settlement expenses                                                98,526              95,020
                                                                                   ---------------     ---------------
                  Total policyholder liabilities and accruals                            3,182,568           3,350,811

    OTHER POLICYHOLDER FUNDS                                                                11,815              14,239
    LIABILITY FOR GUARANTY FUND ASSESSMENTS                                                  7,221               8,449
    FEDERAL INCOME TAXES - DEFERRED                                                         67,304              13,931
    FEDERAL INCOME TAXES - CURRENT                                                               -               5,522
    PAYABLES FOR SECURITIES PURCHASED                                                       19,635              29,795
    AFFILIATED PAYABLES - NET                                                                    -               3,736
    UNEARNED POLICY CHARGE REVENUE                                                         113,774             113,676
    OTHER LIABILITIES                                                                        6,033               7,594
    SEPARATE ACCOUNTS LIABILITIES                                                        9,072,606          11,298,821
                                                                                   ---------------     ---------------
                  Total Liabilities                                                     12,480,956          14,846,574
                                                                                   ---------------     ---------------

STOCKHOLDER'S EQUITY:
    Common stock ($10 par value; authorized: 1,000,000 shares; issued and
       outstanding: 250,000 shares)                                                          2,500               2,500
    Additional paid-in capital                                                             347,324             347,324
    Retained earnings                                                                      290,092             273,046
    Accumulated other comprehensive loss                                                   (23,010)            (19,428)
                                                                                   ---------------     ---------------
                  Total Stockholder's Equity                                               616,906            603,442
                                                                                   ---------------     ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                         $    13,097,862     $    15,450,016
                                                                                   ===============     ===============


MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)


                                                                             2002            2001            2000
                                                                       -------------   -------------  --------------
REVENUES:
   Policy charge revenue                                               $     239,030   $     253,837  $      268,252
   Net investment income                                                     207,064         221,872         239,173
   Net realized investment gains (losses)                                     (9,056)        (13,844)             59
                                                                       -------------   -------------  --------------
               Total Revenues                                                437,038         461,865         507,484
                                                                       -------------   -------------  --------------
BENEFITS AND EXPENSES:
   Interest credited to policyholders' account balances                      141,373         153,111         164,216
   Market value adjustment expense                                             3,683           2,296             481
   Policy benefits (net of reinsurance recoveries: 2002 - $14,620;
      2001 - $16,562; 2000 - $14,594)                                         58,060          37,773          21,616
   Reinsurance premium ceded                                                  23,131          24,535          23,913
   Amortization of deferred policy acquisition costs                         101,118          59,335          53,523
   Insurance expenses and taxes                                               47,932          65,700          57,592
                                                                       -------------   -------------  --------------
               Total Benefits and Expenses                                   375,297         342,750         321,341
                                                                       -------------   -------------  --------------
               Earnings Before Federal Income Tax Provision                   61,741         119,115         186,143
                                                                       -------------   -------------  --------------
FEDERAL INCOME TAX PROVISION (BENEFIT):
   Current                                                                   (41,505)         23,002          43,531
   Deferred                                                                   55,301          17,875          16,931
                                                                       -------------   -------------  --------------
               Total Federal Income Tax Provision                             13,796          40,877          60,462
                                                                       -------------   -------------  --------------
NET EARNINGS                                                           $      47,945   $      78,238  $      125,681
                                                                       =============   =============  ==============


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)


                                                                                    2002           2001          2000
                                                                               ------------   -----------    -----------
NET EARNINGS                                                                   $     47,945   $    78,238    $   125,681
                                                                               ------------   -----------    -----------
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized gains on available-for-sale securities and investments in separate accounts:
      Net unrealized holding gains arising during the period                         18,933        32,328         62,676
      Reclassification adjustment for (gains) losses included in net earnings        (9,238)       12,600          1,779
                                                                               ------------   -----------    -----------
      Net unrealized gains on investment securities                                   9,695        44,928         64,455
      Adjustments for:
              Policyholder liabilities                                              (15,214)       (9,498)       (13,859)
              Deferred policy acquisition costs                                           9       (15,551)       (23,310)
              Deferred federal income taxes                                           1,928        (6,958)        (9,550)
                                                                               ------------   -----------    -----------
   Total other comprehensive income (loss), net of tax                               (3,582)       12,921         17,736
                                                                               ------------   -----------    -----------
COMPREHENSIVE INCOME                                                           $     44,363   $    91,159    $   143,417
                                                                               ============   ===========    ===========



See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)


                                                                                           Accumulated
                                                            Additional                        other             Total
                                                Common       paid-in       Retained       comprehensive     stockholder's
                                                stock        capital       earnings           loss              equity
                                            -----------  -------------  ------------   -----------------  --------------
BALANCE, JANUARY 1, 2000                    $     2,500  $     347,324  $    134,127   $         (50,085) $      433,866
   Cash dividend paid to parent                                              (65,000)                            (65,000)
   Net earnings                                                              125,681                             125,681
   Other comprehensive income, net of tax                                                         17,736          17,736
                                            -----------  -------------  ------------   -----------------  --------------
BALANCE, DECEMBER 31, 2000                        2,500        347,324       194,808             (32,349)        512,283
   Net earnings                                                               78,238                              78,238
   Other comprehensive income, net of tax                                                         12,921          12,921
                                            -----------  -------------  ------------   -----------------  --------------
BALANCE, DECEMBER 31, 2001                        2,500        347,324       273,046             (19,428)        603,442
   Cash dividend paid to parent                                              (30,899)                            (30,899)
   Net earnings                                                               47,945                              47,945
   Other comprehensive loss, net of tax                                                           (3,582)         (3,582)
                                            -----------  -------------  ------------   -----------------  --------------
BALANCE, DECEMBER 31, 2002                  $     2,500  $     347,324  $    290,092   $         (23,010) $      616,906
                                            ===========  =============  ============   =================  ==============


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)

                                                                              2002         2001         2000
                                                                           ---------    ---------    ---------
Cash Flows From Operating Activities:
  Net earnings                                                             $  47,945    $  78,238    $ 125,681
  Noncash items included in earnings:
    Amortization of deferred policy acquisition costs                        101,118       59,335       53,523
    Capitalization of policy acquisition costs                               (34,391)     (51,736)     (95,006)
    Amortization (accretion) of investments                                    2,406       (1,033)      (1,338)
    Interest credited to policyholders' account balances                     141,373      153,111      164,216
    Provision for deferred Federal income tax                                 55,301       17,875       16,931
  (Increase) decrease in operating assets:
    Accrued investment income                                                  6,281        1,117        2,166
    Federal income taxes - current                                           (39,905)          --           --
    Reinsurance receivables                                                    1,231       (6,338)       1,104
    Affiliated receivables                                                    (3,040)         667         (380)
    Other                                                                      4,513       (1,298)       6,827
  Increase (decrease) in operating liabilities:
    Claims and claims settlement expenses                                      3,506        9,347          (23)
    Other policyholder funds                                                  (2,424)      (3,439)      (7,417)
    Liability for guaranty fund assessments                                   (1,228)      (1,801)      (4,639)
    Federal income taxes - current                                            (5,522)         388       (7,672)
    Affiliated payables                                                       (3,736)       3,736           --
    Unearned policy charge revenue                                                98       12,494       23,519
    Other                                                                     (1,561)     (24,695)       6,206
  Other operating activities:
    Net realized investment (gains) losses (excluding losses on cash and
     cash equivalents)                                                         9,056       13,844          (60)
                                                                           ---------    ---------    ---------
      Net cash and cash equivalents provided by operating activities         281,021      259,812      283,638
                                                                           ---------    ---------    ---------
Cash Flow From Investing Activities:
  Proceeds from (payments for):
    Sales of available-for-sale securities                                   817,498      278,420      142,358
    Maturities of available-for-sale securities                              360,062      342,148      260,953
    Purchases of available-for-sale securities                              (988,168)    (511,122)    (240,844)
    Trading account securities                                                  (456)        (214)        (372)
    Sales of real estate held-for-sale                                        22,900           --        1,375
    Sales of limited partnerships                                                 --        1,000        1,015
    Purchases of limited partnerships                                           (880)      (1,857)      (2,448)
    Policy loans on insurance contracts                                       50,815         (788)     (34,527)
    Recapture of investment in separate accounts                               1,785           --          665
    Investment in separate accounts                                           (3,554)      (1,009)      (2,195)
                                                                           ---------    ---------    ---------
      Net cash and cash equivalents provided by investing activities         260,002      106,578      125,980
                                                                           ---------    ---------    ---------


See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000 (Continued)
(Dollars in thousands)

                                                                       2002          2001           2000
                                                                   -----------    -----------    -----------
Cash Flows from Financing Activities:
  Proceeds from (payments for):
    Dividends paid to parent                                       $   (30,899)   $        --    $   (65,000)
    Policyholder deposits                                              640,103      1,090,788      1,469,839
    Policyholder withdrawals (including transfers
        to/from separate accounts)                                    (968,439)    (1,419,479)    (1,813,908)
                                                                   -----------    -----------    -----------
      Net cash and cash equivalents used by financing activities      (359,235)      (328,691)      (409,069)
                                                                   -----------    -----------    -----------
NET INCREASE IN CASH AND CASH EQUIVALENTS                              181,788         37,699            549
CASH AND CASH EQUIVALENTS
   Beginning of year                                                   130,429         92,730         92,181
                                                                   -----------    -----------    -----------
   End of year                                                     $   312,217    $   130,429    $    92,730
                                                                   ===========    ===========    ===========
Supplementary Disclosure of Cash Flow Information:
   Cash paid to affiliates for:
      Federal income taxes                                         $     3,922    $    22,614    $    51,203
      Interest                                                             125            639            850




See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

 NOTE 1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

    The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

    BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

    For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

    To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

    REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    Revenues for variable life insurance contracts consist of policy charges for
    i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income and ii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    INVESTMENTS: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. The estimated fair value on these securities represents management's estimate of the security's ultimate recovery value, which is based on the most recent information available.

    For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

    Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

    During 2002 the Company sold its remaining real estate holding to an unaffiliated party. Real estate held-for-sale was stated at estimated fair value less estimated selling costs.

    Investments in limited partnerships are carried at cost.

    Policy loans on insurance contracts are stated at unpaid principal balances.

    DEFERRED POLICY ACQUISITION COSTS: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

    Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

    During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                            2002         2001          2000
                                          ---------    ---------    ---------
                    Beginning balance     $  95,869    $ 105,503    $ 102,074
                    Capitalized amounts          --          147       10,891
                    Interest accrued          7,190        7,913        7,656
                    Amortization            (21,634)     (17,694)     (15,118)
                                          ---------    ---------    ---------
                    Ending balance        $  81,425    $  95,869    $ 105,503
                                          =========    =========    =========

    The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

           2003                $  4,901
           2004                $  5,046
           2005                $  5,421
           2006                $  6,251
           2007                $  6,128

    SEPARATE ACCOUNTS: Separate Accounts are established in conformity with Arkansas State Insurance law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2002 and 2001, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,679 and $6,632, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

    Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's statements of earnings.

    Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the balance sheets.

    POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

    Interest-sensitive life products                          4.00% - 4.85%
    Interest-sensitive deferred annuities                     1.00% - 7.40%
    Immediate annuities                                       3.00% - 11.00%

    These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

    CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

    INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

    The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

    Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

    UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

    ACCOUNTING PRONOUNCEMENTS: On July 31, 2002, the American Institute of Certified Public Accountants ("AICPA") issued Proposed Statement of Position ("SOP") "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." The proposed SOP would require Companies to establish a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology the Company employs. A final SOP would be effective for financial statements for the Company beginning in 2004. Depending on market conditions at the time of adoption the impact of implementing this reserve methodology may have a material effect on earnings in the year of adoption.

NOTE 2.       ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

    Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                                          2002             2001
                                                                                     -------------   --------------
    Assets:
       Fixed maturity securities (1)                                                 $   1,856,732   $    2,007,123
       Equity securities (1)                                                               105,430          163,701
       Trading account securities (1)                                                       21,949           23,636
       Limited partnerships (2)                                                             12,150           11,270
       Policy loans on insurance contracts (3)                                           1,143,663        1,194,478
       Cash and cash equivalents (4)                                                       312,217          130,429
       Separate Accounts assets (5)                                                      9,079,285       11,305,453
                                                                                     -------------   --------------
    Total financial instruments                                                      $  12,531,426   $   14,836,090
                                                                                     =============   ==============

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value, having an amortized cost of $292,466 and $432,337, had an estimated fair value of $283,064 and $427,628, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

 NOTE 3.      INVESTMENTS

    The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                                  2002
                                                    --------------------------------------------------------------
                                                         Cost /          Gross            Gross        Estimated
                                                       Amortized       Unrealized      Unrealized         Fair
                                                          Cost           Gains           Losses          Value
                                                    --------------  --------------  --------------  --------------
    Fixed maturity securities:
       Corporate debt securities                    $    1,705,862  $       49,304  $       39,971  $    1,715,195
       U.S. Government and agencies                         77,106           2,986             356          79,736
       Mortgage-backed securities                           38,581           2,711               2          41,290
       Municipals                                           12,370             343               -          12,713
       Foreign governments                                  10,158              20           2,380           7,798
                                                    --------------  --------------  --------------  --------------
             Total fixed maturity securities        $    1,844,077  $       55,364  $       42,709  $    1,856,732
                                                    ==============  ==============  ==============  ==============
    Equity securities:
       Non-redeemable preferred stocks              $      112,903  $        1,395  $        8,868  $      105,430
                                                    ==============  ==============  ==============  ==============


                                                                                  2001
                                                    --------------------------------------------------------------
                                                         Cost /          Gross            Gross        Estimated
                                                       Amortized       Unrealized      Unrealized         Fair
                                                          Cost           Gains           Losses          Value
                                                    --------------  --------------  --------------  --------------
    Fixed maturity securities:
       Corporate debt securities                     $    1,807,398  $       36,673  $      41,417  $    1,802,654
       U.S. Government and agencies                          97,905           1,503          2,104          97,304
       Mortgage-backed securities                            69,216           3,246             30          72,432
       Foreign governments                                   18,739             263            765          18,237
       Municipals                                            15,871             637             12          16,496
                                                     --------------  --------------  -------------  --------------
             Total fixed maturity securities         $    2,009,129  $       42,322  $      44,328  $    2,007,123
                                                     ==============  ==============  =============  ==============
    Equity securities:
       Non-redeemable preferred stocks               $      167,959  $        1,479  $       5,737  $      163,701
                                                     ==============  ==============  =============  ==============


    The amortized cost, gross unrealized losses, and length of time estimated fair value has remained below amortized cost for investment grade and non-investment grade fixed maturity and equity securities as of December 31, 2002 were:

                                                                             Gross Unrealized Losses
                                                             ------------------------------------------------------
                                                  Cost /         Less           One           Five         Greater
                                                Amortized      Than One       Through        Through        Than
                                                   Cost          Year        Five Years     Ten Years     10 Years
                                              ------------   -----------   -----------    -----------    ----------
    Investment Grade Securities
       Fixed maturity securities:
        Corporate debt securities             $    216,378   $     1,806   $    10,837    $       990   $     3,938
        U.S. Government and agencies                16,115             -           356              -             -
        Mortgage-backed securities                      76             -             -              -             -
       Equity securities:
        Non-redeemable preferred stocks             28,960           568         1,352              -             -
    Non-Investment Grade Securities
        Fixed maturity securities:
        Corporate debt securities                  129,513         1,537        19,313          1,550             -
        Mortgage-backed securities                     149             -             2              -             -
        Foreign governments                          4,980             -         2,380              -             -
       Equity securities:
        Non-redeemable preferred stocks             25,770             -         3,652          3,296             -
                                              ------------   -----------   -----------    -----------    ----------
    Total fixed maturity and equity
      securities                              $    421,941   $     3,911   $    37,892    $     5,836         3,938
                                              ============   ===========   ===========    ===========    ==========

    The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002 by contractual maturity were:


                                                                     Amortized                       Estimated
                                                                       Cost                          Fair Value
                                                                 ----------------                 ----------------
    Fixed maturity securities:
       Due in one year or less                                   $        183,705                 $        184,680
       Due after one year through five years                            1,011,789                        1,027,199
       Due after five years through ten years                             383,926                          388,273
       Due after ten years                                                226,076                          215,290
                                                                 ----------------                 ----------------
                                                                        1,805,496                        1,815,442
       Mortgage-backed securities                                          38,581                           41,290
                                                                 ----------------                 ----------------
          Total fixed maturity securities                        $      1,844,077                 $      1,856,732
                                                                 ================                 ================

    Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002 by rating agency equivalent were:


                                                                     Amortized                       Estimated
                                                                       Cost                          Fair Value
                                                                 ----------------                 ----------------
    AAA                                                          $        433,621                 $        443,144
    AA                                                                    133,018                          131,778
    A                                                                     433,384                          439,385
    BBB                                                                   708,904                          727,697
    Non-investment grade                                                  135,150                          114,728
                                                                 ----------------                 ----------------
          Total fixed maturity securities                        $      1,844,077                 $      1,856,732
                                                                 ================                 ================


    The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                                                       2002             2001
                                                                                 ---------------  ---------------
    Assets:
        Fixed maturity securities                                                $        12,655  $        (2,006)
        Equity securities                                                                 (7,473)          (4,258)
        Deferred policy acquisition costs                                                  3,715            3,706
        Separate Accounts assets                                                          (3,244)          (1,493)
                                                                                 ---------------  ---------------
                                                                                           5,653           (4,051)
                                                                                 ---------------  ---------------
    Liabilities:
        Policyholders' account balances                                                   41,052           25,838
        Federal income taxes - deferred                                                  (12,389)         (10,461)
                                                                                 ---------------  ---------------
                                                                                          28,663           15,377
                                                                                 ---------------  ---------------
    Stockholder's equity:
        Accumulated other comprehensive loss                                     $       (23,010) $       (19,428)
                                                                                 ===============  ===============

    Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                                                                 2002       2001       2000
                                                                               --------   --------   --------
    Proceeds                                                                   $817,498   $278,420   $142,358
    Gross realized investment gains                                              37,899      4,913      1,342
    Gross realized investment losses                                             48,294     17,320      2,873

    The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds received for gross realized investment losses from the sale of available-for-sale securities were $140,742, $60,640 and $63,072 for the years ended December 31, 2002, 2001, and 2000, respectively.

    The Company had investment securities with a carrying value of $26,307 and $25,859 that were deposited with insurance regulatory authorities at December 31, 2002 and 2001, respectively.

    Excluding investments in U.S. Government and Agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

    Net investment income arose from the following sources for the years ended December 31:

                                                                       2002             2001             2000
                                                                 ---------------  ---------------  --------------
    Fixed maturity securities                                    $       128,930  $       139,285  $      155,664
    Equity securities                                                     12,656           15,303          17,024
    Real estate held-for-sale                                              3,220              924           3,375
    Limited partnerships                                                      24               39             (13)
    Policy loans on insurance contracts                                   61,390           62,695          61,411
    Cash and cash equivalents                                              2,912            7,578           7,504
    Other                                                                  1,200              335              35
                                                                 ---------------  ---------------  --------------
    Gross investment income                                              210,332          226,159         245,000
    Less investment expenses                                              (3,268)          (4,287)         (5,827)
                                                                 ---------------  ---------------  --------------
    Net investment income                                        $       207,064  $       221,872  $      239,173
                                                                 ===============  ===============  ==============

    Net realized investment gains (losses), including other-than-temporary writedowns in carrying value, for the years ended December 31 were as follows:

                                                                       2002             2001             2000
                                                                 --------------   --------------   -------------
    Fixed maturity securities                                    $      (11,416)  $      (12,035)  $      (1,531)
    Equity securities                                                     1,021             (372)              -
    Trading account securities                                           (2,143)          (1,437)          2,275
    Real estate held-for-sale                                             3,453                -             750
    Limited partnerships                                                      -                -          (1,446)
    Cash and cash equivalents                                                 -                -              (1)
    Investment in Separate Accounts                                          29                -              12
                                                                 --------------   --------------   -------------
    Net realized investment gains (losses)                       $       (9,056)  $      (13,844)  $          59
                                                                 ==============   ==============   =============

    Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $23,997, $11,153, and $749 for the years ended December 31, 2002, 2001, and 2000 respectively.

    The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were ($515), $462 and ($3,614) at December 31, 2002, 2001 and 2000, respectively.

NOTE 4.       FEDERAL INCOME TAXES

    The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                         2002             2001            2000
                                                                   ---------------  --------------  ---------------
    Provision for income taxes computed at Federal statutory rate  $        21,609  $       41,690  $        65,150
    Increase (decrease) in income taxes resulting from:
         Dividend received deduction                                        (7,782)         (1,024)          (1,758)
         Foreign tax credit                                                    (31)           (310)          (2,930)
         Non-deductible fees                                                     -             521                -
                                                                   ---------------  --------------  ---------------
    Federal income tax provision                                   $        13,796  $       40,877  $        60,462
                                                                   ===============  ==============  ===============

    The Federal statutory rate for each of the three years in the period ended December 31, 2002 was 35%.

    The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                           2002           2001           2000
                                                                     -------------   ------------   -------------
    Policyholders' account balances                                  $      72,680   $     19,520   $       2,589
    Investment adjustments                                                     980             61            (536)
    Liability for guaranty fund assessments                                    430            630           1,624
    Deferred policy acquisition costs                                      (18,789)        (2,336)         13,254
                                                                     -------------   ------------   -------------
    Deferred Federal income tax provision                            $      55,301   $     17,875   $      16,931
                                                                     =============   ============   =============

    Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                                     2002                  2001
                                                                               --------------       --------------
    Deferred tax assets:
        Policyholders' account balances                                        $       20,978       $       93,658
        Net unrealized investment loss on investment securities                        12,389               10,461
        Liability for guaranty fund assessments                                         2,527                2,957
        Investment adjustments                                                          1,473                2,453
                                                                               --------------       --------------
             Total deferred tax assets                                                 37,367              109,529
                                                                               --------------       --------------
    Deferred tax liabilities:
        Deferred policy acquisition costs                                             100,683              119,472
        Other                                                                           3,988                3,988
                                                                               --------------       --------------
             Total deferred tax liabilities                                           104,671              123,460
                                                                               --------------       --------------
             Net deferred tax liability                                        $       67,304       $       13,931
                                                                               ==============       ==============

    The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.       REINSURANCE

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

    Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $735 that can be drawn upon for delinquent reinsurance recoverables.

    As of December 31, 2002 the Company had the following life insurance inforce:

                                                                                                        Percentage
                                                 Ceded to          Assumed                              of amount
                               Gross               other          from other             Net            assumed to
                              amount             companies         companies            amount             net
                             -----------        ----------        ----------          ----------        ----------
    Life insurance inforce   $12,697,980        $3,973,468          $939              $8,725,451           0.01%


    The Company had entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system. During 2001, the agreement was amended whereby the Company ceased reinsuring variable annuity premiums sold subsequent to June 30, 2001.

NOTE 6.       RELATED PARTY TRANSACTIONS

    The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $33,833, $50,575 and $47,732 for the years ended December 31, 2002, 2001 and 2000, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $125, $639 and $850 for 2002, 2001 and 2000, respectively. Intercompany interest is included in net investment income. While management believes that these fees are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party.

    The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,787, $1,990 and $2,042 for 2002, 2001 and 2000, respectively.

    MLIG has entered into agreements with MLIM, Mercury Advisors, a division of MLIM, and Roszel Advisors, LLC, a subsidiary of MLIG (collectively, "Affiliated Investment Advisors"), with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Mercury Variable Trust, and MLIG Variable Insurance Trust (collectively, "the Funds"). Certain Separate Accounts of the

    Company may invest in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, the Affiliated Investment Advisors pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to the Affiliated Investment Advisors. The Company received from MLIG its allocable share of such compensation in the amount of $19,677, $21,667 and $23,269 during 2002, 2001 and 2000, respectively. Revenue attributable to these agreements is included in policy charge revenue.

    The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $43,099, $65,021 and $94,841 for 2002, 2001 and 2000, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

    Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7.       STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

    During 2002, the Company paid an ordinary cash dividend of $30,899 to MLIG. The Company paid no dividend in 2001. The Company paid a cash dividend of $65,000 to MLIG during 2000. Of this cash dividend, $38,482 was an extraordinary dividend as defined by Arkansas Insurance Law and was paid pursuant to approval granted by the Arkansas Insurance Commissioner.

    At December 31, 2002 and 2001, approximately $13,432 and $30,899, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 2002 and 2001, were $136,823 and $311,490, respectively.

    Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income (loss) for 2002, 2001 and 2000 was ($140,955), $48,108 and $49,533, respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

    The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2002 and 2001, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8.       SUBSEQUENT EVENTS

    During 2002, the Company established $144,000 in statutory reserves to support its cashflow testing analysis required by state insurance regulation. As a result, statutory capital and surplus was significantly reduced from December 2001, but remained in excess of regulatory capital requirements. However, due to the inherent volatility in statutory earnings, the Company sought and received a $50,000 capital contribution from MLIG on March 3, 2003.

NOTE 9.       COMMITMENTS AND CONTINGENCIES

    State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2002 and 2001, the Company has established an estimated liability for future guaranty fund assessments of $7,221 and $8,449, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

    During 2000, the Company committed to participate in a limited partnership. As of December 31, 2002, $4,100 has been advanced towards the Company's $10,000 commitment to the limited partnership.

    In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 10.     SEGMENT INFORMATION

    In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

    The following table summarizes each business segment's contribution to the consolidated amounts:

                                                  Life
    2002                                        Insurance         Annuities        Other            Total
                                                ---------         ---------      ---------          -----
    Net interest spread (a)                     $   24,791       $    34,444     $   6,456      $     65,691
    Other revenues                                  98,435           137,513        (5,974)          229,974
                                                ----------       -----------     ---------      ------------
    Net revenues                                   123,226           171,957           482           295,665
                                                ----------       -----------     ---------      ------------
    Policy benefits                                 19,632            38,428             -            58,060
    Reinsurance premium ceded                       22,883               248             -            23,131
    Amortization of deferred policy
       acquisition costs                            41,190            59,928             -           101,118
    Other non-interest expenses                      7,471            44,144             -            51,615
                                                ----------       -----------     ---------      ------------
    Total non-interest expenses                     91,176           142,748             -           233,924
                                                ----------       -----------     ---------      ------------
    Net earnings before Federal income
        tax provision                               32,050            29,209           482            61,741
    Income tax expense                               8,779             4,848           169            13,796
                                                ----------       -----------     ---------      ------------
    Net earnings                                $   23,271       $    24,361     $     313      $     47,945
                                                ==========       ===========     =========      ============
    Balance Sheet Information:
    Total assets                               $ 4,970,388       $ 8,109,682     $  17,792      $ 13,097,862
    Deferred policy acquisition costs              211,999           192,221             -           404,220
    Policyholder liabilities and accruals        2,005,718         1,176,850             -         3,182,568
    Other policyholder funds                         4,995             6,820                          11,815

                                                  Life
    2001                                        Insurance         Annuities        Other            Total
                                                ---------         ---------      ---------          -----
    Net interest spread (a)                    $     34,815      $     31,302    $    2,644       $    68,761
    Other revenues                                  101,685           139,727        (1,419)          239,993
                                               ------------      ------------    ----------       -----------
    Net revenues                                    136,500           171,029         1,225           308,754
                                               ------------      ------------    ----------       -----------
    Policy benefits                                  21,320            16,453             -            37,773
    Reinsurance premium ceded                        24,531                 4             -            24,535
    Amortization of deferred policy
       acquisition costs                             30,913            28,422             -            59,335
    Other non-interest expenses                      18,097            49,899             -            67,996
                                               ------------      ------------    ----------       -----------
    Total non-interest expenses                      94,861            94,778             -           189,639
                                               ------------      ------------    ----------       -----------
    Net earnings before Federal
        income tax provision                         41,639            76,251         1,225           119,115
    Income tax expense                               15,607            24,841           429            40,877
                                               ------------      ------------    ----------       -----------
    Net earnings                               $     26,032      $     51,410    $      796       $    78,238
                                               ============      ============    ==========       ===========
    Balance Sheet Information:
    Total assets                               $  5,674,704      $  9,625,104    $  150,208       $15,450,016
    Deferred policy acquisition costs               251,245           219,693             -           470,938
    Policyholder liabilities and accruals         2,094,195         1,256,616             -         3,350,811
    Other policyholder funds                          9,236             5,003             -            14,239


                                                  Life
    2000                                        Insurance         Annuities        Other            Total
                                                ---------         ---------      ---------          -----
    Net interest spread (a)                     $    38,265      $     27,199     $   9,493       $    74,957
    Other revenues                                  107,030           160,955           326           268,311
                                                -----------      ------------     ---------       -----------
    Net revenues                                    145,295           188,154         9,819           343,268
                                                -----------      ------------     ---------       -----------
    Policy benefits                                  20,371             1,245             -            21,616
    Reinsurance premium ceded                        23,913                 -             -            23,913
    Amortization of deferred policy
       acquisition costs                              5,025            48,498             -            53,523
    Other non-interest expenses                      16,656            41,417             -            58,073
                                                -----------      ------------     ---------       -----------
    Total non-interest expenses                      65,965            91,160             -           157,125
                                                -----------      ------------     ---------       -----------
    Net earnings before Federal
        income tax provision                         79,330            96,994         9,819           186,143
    Income tax expense                               26,362            30,663         3,437            60,462
                                                -----------      ------------     ---------       -----------
    Net earnings                                $    52,968      $     66,331     $   6,382       $   125,681
                                                ===========      ============     =========       ===========
    Balance Sheet Information:
    Total assets                                $ 6,175,339      $ 10,285,993     $  82,178       $16,543,510
    Deferred policy acquisition costs               277,408           216,680             -           494,088
    Policyholder liabilities and accruals         2,133,700         1,373,846             -         3,507,546
    Other policyholder funds                         11,243             6,435             -            17,678


    (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

    The table below summarizes the Company's net revenues by product for 2002, 2001 and 2000:

                                                            2002            2001            2000
                                                      -------------    ------------    ------------
    Life Insurance
        Variable life insurance                       $     102,603    $    110,842    $    116,664
        Interest-sensitive life insurance                    20,623          25,658          28,631
                                                      -------------    ------------    ------------
          Total Life Insurance                              123,226         136,500         145,295
                                                      -------------    ------------    ------------
    Annuities
        Variable annuities                                  139,210         152,427         154,200
        Interest-sensitive annuities                         32,747          18,602          33,954
                                                      -------------    ------------    ------------
          Total Annuities                                   171,957         171,029         188,154
                                                      -------------    ------------    ------------
    Other                                                       482           1,225           9,819
                                                      -------------    ------------    ------------
    Total                                             $     295,665    $    308,754    $    343,268
                                                      =============    ============    ============

                                    * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)      Financial Statements of Merrill Lynch Life Variable Annuity
                Separate Account A as of December 31, 2002 and for the two years ended December 31, 2002 and the Notes relating thereto appear in the Statement of Additional Information.
      (2) Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 2002 and the Notes relating thereto appear in the Statement of Additional
                Information.
(b)  Exhibits
      (1)      Resolution of the Board of Directors of Merrill Lynch Life
                Insurance Company establishing the Merrill Lynch Life
                Variable Annuity Separate Account A. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                1996.)
      (2)      Not Applicable.
      (3)      Underwriting Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch, Pierce, Fenner & Smith
                Incorporated. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
      (4) (a)  Form of Contract for the Flexible Premium Individual
                Deferred Variable Annuity. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
          (b)  Individual Retirement Annuity Endorsement. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 filed November 3, 1999.)
          (c)  Tax-Sheltered Annuity Endorsement. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 Filed November 3, 1999.)
      (5)      Form of Application for the Flexible Premium Individual
                Deferred Variable Annuity. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
      (6) (a) Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 10 to Form N-4,
                Registration No. 33-43773 Filed December 10, 1996.)
          (b)  Amended and Restated By-Laws of Merrill Lynch Life Insurance
                Company. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
      (7)      Not Applicable.
      (8) (a) Amended General Agency Agreement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                Registration No. 33-43773 Filed April 28, 1994.)
          (b)  Indemnity Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No.
                10 to Form N-4, Registration No. 33-43773 Filed December
                10, 1996.)

          (c)  Management Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch Asset Management, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 10 to Form N-4, Registration No. 33-43773
                Filed December 10, 1996.)
          (d)  Agreement Between Merrill Lynch Life Insurance Company and
                Merrill Lynch Variable Series Funds, Inc. Relating to
                Maintaining Constant Net Asset Value for the Domestic Money
                Market Fund. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
          (e)  Agreement Between Merrill Lynch Life Insurance Company and
                Merrill Lynch Variable Series Funds, Inc. Relating to
                Valuation and Purchase Procedures. (Incorporated by
                Reference to Registrant's Post Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                1996.)
          (f)  Amended Service Agreement Between Merrill Lynch Life
                Insurance Company and Merrill Lynch Insurance Group, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 5 to Form N-4, Registration No. 33-43773
                Filed April 28, 1994.)
          (g)  Reimbursement Agreement Between Merrill Lynch Asset
                Management, L.P. and Merrill Lynch Life Agency, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 10 to Form N-4, Registration No. 33-43773
                Filed December 10, 1996.)
          (h)  Amendment to the Reimbursement Agreement Between Merrill
                Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                Inc. (Incorporated by Reference to Registrant's
                Registration Statement on Form N-4, Registration No.
                333-90243 Filed November 3, 1999.)
          (i)  Form of Participation Agreement Between Merrill Lynch
                Variable Series Funds, Inc. and Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 10 to Form N-4,
                Registration No. 33-43773 Filed December 10, 1996.)
          (j)  Amendment to the Participation Agreement Between Merrill
                Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
          (k)  Participation Agreement By And Among AIM Variable Insurance
                Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 11 to Form N-4,
                Registration No. 33-43773 Filed April 23, 1997.)
          (l)  Amendment to the Participation Agreement By And Among AIM
                Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                Merrill Lynch Life Insurance Company. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (m)  Form of Participation Agreement Among Merrill Lynch Life
                Insurance Company, Alliance Capital Management L.P., and
                Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                N-4, Registration No. 33-43773 Filed December 10, 1996.)
          (n)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997.
                (Incorporated by Reference to Registrant's Registration
                Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)
          (o)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998.
                (Incorporated by Reference to Registrant's Registration
                Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)
          (p)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999.
                (Incorporated by Reference to Registrant's Registration
                Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)

          (q)  Form of Participation Agreement Among MFS-Registered
                Trademark-Variable Insurance Trust -SM- Merrill Lynch Life
                Insurance Company, and Massachusetts Financial Services
                Company. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
          (r)  Amendment to the Participation Agreement Among
                MFS-Registered Trademark-Variable Insurance Trust -SM-,
                Merrill Lynch Life Insurance Company, and Massachusetts
                Financial Services Company dated May 1, 1997. (Incorporated by Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (s)  Form of Participation Agreement Among Merrill Lynch Life
                Insurance Company and Hotchkis and Wiley Variable Trust.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 12 to Form N-4, Registration No. 33-43773
                Filed May 1, 1998.)
          (t)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company and Hotchkis and Wiley Variable
                Trust. (Incorporated by Reference to Registrant's
                Registration Statement on Form N-4, Registration No.
                333-90243 Filed November 3, 1999.)
          (u)  Form of Participation Agreement Between Davis Variable
                Account Fund, Inc. and Merrill Lynch Life Insurance
                Company. (Incorporated by Reference to Registrant's
                Pre-Effective Amendment No. 2 to Form N-4, Registration No.
                333-90243 Filed March 31, 2000.)
          (v)  Form of Participation Agreement Between Delaware Group
                Premium Fund, Inc. and Merrill Lynch Life Insurance
                Company. (Incorporated by Reference to Registrant's
                Pre-Effective Amendment No. 2 to Form N-4, Registration No.
                333-90243 Filed March 31, 2000.)
          (w)  Form of Participation Agreement Between PIMCO Variable
                Insurance Trust and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 2 to Form N-4, Registration No. 333-90243
                Filed March 31, 2000.)
          (x)  Form of Participation Agreement Between Seligman Portfolios,
                Inc. and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 2 to Form N-4, Registration No. 333-90243
                Filed March 31, 2000.)
          (y)  Form of Participation Agreement Between Van Kampen Life
                Investment Trust and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 2 to Form N-4, Registration No. 333-90243
                Filed March 31, 2000.)
      (9) Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered.
                (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 1 to the Registration Statement on Form N-4,
                Registration No. 333-90243 Filed March 16, 2000.)
     (10) (a)  Written Consent of Sutherland Asbill & Brennan LLP.
          (b) Written Consent of Deloitte & Touche LLP, independent auditors.
          (c)  Written Consent of Barry G. Skolnick, Esq.
     (11)      Not Applicable.
     (12)      Not Applicable.
     (13)      Schedule of Performance Computations. (Incorporated by
                Reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No.
                333-90243 Filed March 16, 2000.)

     (14) (a)  Power of Attorney from Barry G. Skolnick. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 4 to
                Form N-4, Registration No. 33-43773 Filed March 2, 1994.)
          (b)  Power of Attorney from H. McIntyre Gardner. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-63904 Filed June 26, 2001.)
          (c)  Power of Attorney from Nikos K. Kardassis. (Incorporated by
                Reference to Registrant's Pre-Effective Amendment No. 1 to
                Form N-4, Registration No. 333-63904 Filed September 10,
                2001.)
          (d) Power of Attorney from Christopher J. Grady. (Incorporated by Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-63904 Filed June 26, 2001.)
          (e)  Power of Attorney from Deborah J. Adler.
          (f)  Power of Attorney from Joseph E. Justice.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


            NAME                  PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------
Deborah J. Adler............  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         and Chief Actuary.
H. McIntyre Gardner.........  4 World Financial Center             Director and Chairman of the Board.
                              New York, NY 10080
Christopher J. Grady........  1300 Merrill Lynch Drive, 2nd Floor  Director and Senior Vice President.
                              Pennington, New Jersey 08534
Joseph E. Justice...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         Chief Financial Officer, and
                                                                   Treasurer.
Nikos K. Kardassis..........  1300 Merrill Lynch Drive, 2nd Floor  Director, President and Chief
                              Pennington, New Jersey 08534         Executive Officer.
Barry G. Skolnick...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President
                              Pennington, New Jersey 08534         and General Counsel.
Brian H. Buckley............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Toni DeChiara...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Interim Controller.
                              Pennington, New Jersey 08534
Alison Denis................  1300 Merrill Lynch Drive, 2nd Floor  Senior Vice President.
                              Pennington, New Jersey 08534
Edward W. Diffin, Jr........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Scott Edblom................  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Amy L. Ferrero..............  4804 Deer Lake Drive East            Senior Vice President, Administration.
                              Jacksonville, FL 32246
Wilford H. Fuller...........  First Union Tower 300                Vice President.
                              North Green Street
                              Greensboro, NC 27401
Frances C. Grabish..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Roger Helms.................  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Patrick Lusk................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Appointed Actuary.
                              Pennington, New Jersey 08534
Robin A. Maston.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.

            NAME                  PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------
Jane R. Michael.............  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Terry L. Rapp...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.
Concetta M. Ruggiero........  1300 Merrill Lynch Drive, 2nd Floor  Senior Vice President.
                              Pennington, New Jersey 08534
Lori M. Salvo...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President, Senior Counsel,
                              Pennington, New Jersey 08534         Director of Compliance, and
                                                                   Secretary.
Greta Rein Ulmer............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.
Kelley Woods................  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246



---------------



* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


     The following are subsidiaries of ML & Co. as of February 27, 2003 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.



                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
  Merrill Lynch Capital Services, Inc. .................        Delaware
  Merrill Lynch Government Securities, Inc. ............        Delaware
     Merrill Lynch Money Markets Inc. ..................        Delaware
  Merrill Lynch Group, Inc. ............................        Delaware
     Merrill Lynch Investment Managers Group Limited
       (4)..............................................        England
       Merrill Lynch Investment Managers Holdings
          Limited.......................................        England
       Merrill Lynch Investment Managers Limited........        England
     Merrill Lynch Investment Managers, L.P. (5)........        Delaware
       Merrill Lynch Alternative Investments LLC........        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       ML Mortgage Holdings Inc. .......................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Financial Data Services, Inc. ...................        Florida
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
     Merrill Lynch Mortgage Capital Inc. (6)............        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     Merrill Lynch Fiduciary Services, Inc. ............        New York
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivative Products AG.............        Switzerland
     ML IBK Positions, Inc. ............................        Delaware
       Merrill Lynch Capital Corporation................        Delaware
     ML Leasing Equipment Corp. (7).....................        Delaware
     Merrill Lynch Canada Holdings Company..............        Nova Scotia
       Merrill Lynch Canada Finance Company.............        Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ................        Ontario
          Merrill Lynch Canada Inc......................        Canada
  Merrill Lynch Bank USA................................        Utah
     Merrill Lynch Business Financial Services Inc. ....        Delaware
     Merrill Lynch Credit Corporation...................        Delaware
       Merrill Lynch NJ Investment Corporation..........        New Jersey
     Merrill Lynch Utah Investment Corporation..........        Utah
     Merrill Lynch Community Development Company, LLC...        New Jersey
     Merrill Lynch Commercial Finance Corp. ............        Delaware
  Merrill Lynch International Incorporated..............        Delaware
     Merrill Lynch (Australasia) Pty Limited............        New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited....        Victoria, Australia
       Merrill Lynch International (Australia) Limited
          (8)...........................................        New South Wales, Australia
     Merrill Lynch International Holdings Inc. .........        Delaware
       Merrill Lynch Bank and Trust Company (Cayman)
          Limited.......................................        Cayman Islands, British West
                                                                  Indies
       Merrill Lynch Capital Markets AG.................        Switzerland
       Merrill Lynch Europe PLC.........................        England
          Merrill Lynch Holdings Limited................        England
            Merrill Lynch International (9).............        England
          Merrill Lynch Capital Markets Espana S.A.
            S.V.B. .....................................        Spain
          Merrill Lynch (Singapore) Pte. Ltd. (10)......        Singapore
       Merrill Lynch South Africa (Pty) Ltd. (11).......        South Africa
       Merrill Lynch Mexico, S.A. de C.V., Casa de
          Bolsa.........................................        Mexico
       Merrill Lynch Argentina S.A. ....................        Argentina
       Banco Merrill Lynch de Investimentos S.A. .......        Brazil
       Merrill Lynch S.A. ..............................        Luxembourg
       Merrill Lynch Europe Ltd. .......................        Cayman Islands, British West
                                                                  Indies
       Merrill Lynch France S.A. .......................        France

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
          Merrill Lynch Capital Markets (France)
            S.A. .......................................        France
          Merrill Lynch, Pierce, Fenner & Smith SAF.....        France
       Merrill Lynch (Asia Pacific) Limited.............        Hong Kong
          Merrill Lynch Far East Limited................        Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ..........        Japan
       Merrill Lynch Japan Finance Co., Ltd. ...........        Japan


---------------

 (1) MLPF&S also conducts business as "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Held through several intermediate holding companies.



 (5) Merrill Lynch Investment Managers, L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.



 (6) Held through an intermediate subsidiary.



 (7) This corporation has more than 40 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



 (8) Held through an intermediate subsidiary.



 (9) Partially owned by another indirect subsidiary of ML & Co.



(10) Held through intermediate subsidiaries.



(11) Partially owned by another indirect subsidiary of ML & Co.



ITEM 27. NUMBER OF CONTRACTS



     The number of Contracts in force as of February 21, 2003 was 9,070.


ITEM 28. INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 -- INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 -- INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.


     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:


        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS


     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; The Municipal Fund Accumulation Program, Inc.; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; and Equity Investor Fund.



     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; and ML of New York Variable Annuity Separate Account.


     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


  NAME AND PRINCIPAL
   BUSINESS ADDRESS       POSITIONS AND OFFICES WITH UNDERWRITER
  ------------------      --------------------------------------
E. Stanley O'Neal(1)     Director, Chairman of the Board, and
                           Chief Executive Officer
Rosemary T. Berkery(1)   Executive Vice President
James P. Gorman(1)       Executive Vice President
Thomas H. Patrick(1)     Director and Executive Vice President
John C. Stomber(2)       Senior Vice President and Treasurer
Arshad R. Zakaria(3)     Executive Vice President


---------------
     (1) 4 World Financial Center, 32nd Floor, New York, NY 10080


     (2) 4 World Financial Center, 18th Floor, New York, NY 10080



     (3) 4 World Financial Center, 8th Floor, New York, NY 10080


     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill Lynch Drive, 2nd Floor, Pennington New Jersey 08534 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 21st day of April, 2003.


                                           Merrill Lynch Life Variable Annuity
                                           Separate Account A
                                                   (Registrant)



Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


                                           Merrill Lynch Life Insurance Company
                                                    (Depositor)



Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel



     As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities indicated on April 21, 2003.



                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief Actuary
---------------------------------------------
              Deborah J. Adler

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director, President, and Chief Executive Officer
---------------------------------------------
             Nikos K. Kardassis

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST



Exhibit 10(a)  Written Consent of Sutherland Asbill & Brennan LLP.

Exhibit 10(b)  Written Consent of Deloitte & Touche LLP, independent auditors.

Exhibit 10(c)  Written Consent of Barry G. Skolnick, Esq.

Exhibit 14(e)  Power of Attorney from Deborah J. Adler.

Exhibit 14(f)  Power of Attorney from Joseph E. Justice.